--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.............................        1
    Management's Discussion and Analysis..........        2
    Statement of Assets and Liabilities...........        4
    Statement of Operations.......................        5
    Statements of Changes in Net Assets...........        6
    Financial Highlights..........................        7
    Notes to Financial Statements.................        8
    Report of Independent Certified Public
     Accountants..................................       10

THE DFA INVESTMENT TRUST COMPANY -- THE TAX
  MANAGED U.S. MARKETWIDE VALUE SERIES
    Performance Chart.............................       11
    Schedule of Investments.......................       12
    Statement of Assets and Liabilities...........       25
    Statement of Operations.......................       26
    Statements of Changes in Net Assets...........       27
    Financial Highlights..........................       28
    Notes to Financial Statements.................       29
    Report of Independent Certified Public
     Accountants..................................       32

FUND MANAGEMENT...................................       33

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II  RUSSELL 3000 VALUE INDEX
                                                 $10,000                   $10,000
Jan-1999                                         $10,048                   $10,056
Feb-1999                                          $9,660                    $9,872
Mar-1999                                         $10,009                   $10,056
Apr-1999                                         $11,201                   $10,994
May-1999                                         $11,366                   $10,905
Jun-1999                                         $11,646                   $11,228
Jul-1999                                         $11,200                   $10,903
Aug-1999                                         $10,803                   $10,500
Sep-1999                                         $10,241                   $10,144
Oct-1999                                         $10,406                   $10,670
Nov-1999                                         $10,348                   $10,595
Dec-1999                                         $10,502                   $10,664
Jan-2000                                          $9,898                   $10,321
Feb-2000                                          $9,204                    $9,648
Mar-2000                                         $10,294                   $10,739
Apr-2000                                         $10,551                   $10,626
May-2000                                         $10,442                   $10,720
Jun-2000                                          $9,789                   $10,284
Jul-2000                                         $10,274                   $10,427
Aug-2000                                         $10,899                   $10,999
Sep-2000                                         $10,780                   $11,089
Oct-2000                                         $11,097                   $11,341
Nov-2000                                         $10,641                   $10,932
Dec-2000                                         $11,659                   $11,519
Jan-2001                                         $12,503                   $11,581
Feb-2001                                         $12,342                   $11,280
Mar-2001                                         $11,971                   $10,896
Apr-2001                                         $12,694                   $11,428
May-2001                                         $13,005                   $11,687
Jun-2001                                         $12,843                   $11,479
Jul-2001                                         $12,673                   $11,439
Aug-2001                                         $11,920                   $11,009
Sep-2001                                         $10,463                   $10,203
Oct-2001                                         $10,524                   $10,139
Nov-2001                                         $11,508                   $10,738
Dec-2001                                         $11,861                   $11,019
Jan-2002                                         $11,456                   $10,951
Feb-2002                                         $11,294                   $10,972
Mar-2002                                         $11,771                   $11,514
Apr-2002                                         $11,325                   $11,180
May-2002                                         $11,173                   $11,201
Jun-2002                                         $10,079                   $10,590
Jul-2002                                          $8,833                    $9,561
Aug-2002                                          $8,975                    $9,625
Sep-2002                                          $8,155                    $8,581
Oct-2002                                          $8,581                    $9,180
Nov-2002                                          $9,179                    $9,768

         ANNUALIZED                  ONE            FROM
         TOTAL RETURN (%)            YEAR       JANUARY 1999
         ----------------------------------------------------
                                        -20.24          -2.16

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
INDEX                                                TOTAL RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company Stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
INDEX                                                TOTAL RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
INDEX                                                TOTAL RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

TAX MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

    The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach that seeks to maximize the after-tax value of a shareholder's investment while emphasizing broad diversification and consistent exposure to a broad universe of value stocks. The Master Fund held 1,506 stocks as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, and -9.03% for the Russell 3000 Value Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio II over this period was -20.26%.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide
  Value Series of The DFA Investment Trust Company
  (Cost $184,783)++ at Value+.....................  $  195,349
Receivable for Fund Shares Sold...................         498
Prepaid Expenses and Other Assets.................           9
                                                    ----------
    Total Assets..................................     195,856
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................         291
  Fund Shares Redeemed............................         207
Accrued Expenses and Other Liabilities............          28
                                                    ----------
    Total Liabilities.............................         526
                                                    ----------
NET ASSETS........................................  $  195,330
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Shares Authorized 200,000,000).................  21,569,584
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     9.06
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  225,165
Accumulated Net Investment Income (Loss)..........         783
Accumulated Net Realized Gain (Loss)..............     (41,184)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................      10,566
                                                    ----------
    Total Net Assets..............................  $  195,330
                                                    ==========

--------------

  +  See Note B to Financial Statements
 ++  The cost for federal income tax purposes is $184,906.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.......................................  $   1,332
  Interest........................................         43
  Income from Securities Lending..................         27
  Expenses Allocated from Master Fund.............       (404)
                                                    ---------
        Total Investment Income...................        998
                                                    ---------
EXPENSES
  Accounting & Transfer Agent Fees................         31
  Legal Fees......................................         10
  Audit Fees......................................          2
  Filing Fees.....................................         28
  Shareholders' Reports...........................         14
  Directors' Fees and Expenses....................          1
  Other...........................................          2
                                                    ---------
        Total Expenses............................         88
                                                    ---------
  NET INVESTMENT INCOME (LOSS)....................        910
                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................    (36,728)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      2,540
                                                    ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    (34,188)
                                                    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ (33,278)
                                                    =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR       YEAR
                                            ENDED     ENDED
                                          NOV. 30,   NOV. 30,
                                            2002       2001
                                          ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $     910  $  1,082
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (36,728)   (1,305)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      2,540     4,021
                                          ---------  --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (33,278)    3,798
                                          ---------  --------
Distributions From:
  Net Investment Income.................     (1,099)     (816)
                                          ---------  --------
        Total Distributions.............     (1,099)     (816)
                                          ---------  --------
Capital Share Transactions (1):
  Shares Issued.........................    187,720    87,357
  Shares Issued in Lieu of Cash
    Distributions.......................      1,099       816
  Shares Redeemed.......................    (75,467)  (29,276)
                                          ---------  --------
        Net Increase (Decrease) from
          Capital Share Transactions....    113,352    58,897
                                          ---------  --------
        Total Increase (Decrease).......     78,975    61,879
NET ASSETS
  Beginning of Year.....................    116,355    54,476
                                          ---------  --------
  End of Year...........................  $ 195,330  $116,355
                                          =========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     19,449     7,609
    Shares Issued in Lieu of Cash
      Distributions.....................         97        75
    Shares Redeemed.....................     (8,126)   (2,607)
                                          ---------  --------
                                             11,420     5,077
                                          =========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR         YEAR         YEAR      DEC, 16,
                                   ENDED        ENDED        ENDED      1998 TO
                                 NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                   2002         2001         2000        1999
                                -----------  -----------  -----------  ---------
Net Asset Value, Beginning of
  Period......................   $  11.46     $  10.74      $ 10.68     $ 10.00
                                 --------     --------      -------     -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)....................       0.04         0.10         0.17        0.06
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (2.34)        0.77         0.12        0.62
                                 --------     --------      -------     -------
Total from Investment
  Operations..................      (2.30)        0.87         0.29        0.68
                                 --------     --------      -------     -------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.10)       (0.15)       (0.09)         --
  Net Realized Gains..........         --           --        (0.14)         --
                                 --------     --------      -------     -------
Total Distributions...........      (0.10)       (0.15)       (0.23)         --
                                 --------     --------      -------     -------
Net Asset Value, End of
  Period......................   $   9.06     $  11.46      $ 10.74     $ 10.68
                                 ========     ========      =======     =======
Total Return..................     (20.26)%       8.17%        2.83%       6.80%#

Net Assets, End of Period
  (thousands).................   $195,330     $116,355      $54,476     $26,414
Ratio of Expenses to Average
  Net Assets (1)..............       0.30%        0.34%        0.44%       0.96%*
Ratio of Net Investment Income
  to Average Net Assets.......       0.57%        1.10%        1.78%       0.99%*
Portfolio Turnover Rate.......        N/A          N/A          N/A         N/A
Portfolio Turnover Rate of
  Master Fund Series..........         15%          11%          39%         10%*

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refers to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 29% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $667.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation................  $ 10,443
Gross Unrealized Depreciation................        --
                                               --------
    Net......................................  $ 10,443
                                               ========

    At November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $41,060,000 of which $2,938,000, $1,364,000 and $36,758,000 will expire on November 30, 2008, November 30, 2009, and November 30, 2010 respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
                                               $10,000                   $10,000
Jan-1999                                       $10,068                   $10,056
Feb-1999                                        $9,710                    $9,872
Mar-1999                                       $10,059                   $10,056
Apr-1999                                       $11,262                   $10,994
May-1999                                       $11,437                   $10,905
Jun-1999                                       $11,718                   $11,228
Jul-1999                                       $11,272                   $10,903
Aug-1999                                       $10,884                   $10,500
Sep-1999                                       $10,321                   $10,144
Oct-1999                                       $10,486                   $10,670
Nov-1999                                       $10,428                   $10,595
Dec-1999                                       $10,592                   $10,664
Jan-2000                                        $9,981                   $10,321
Feb-2000                                        $9,283                    $9,648
Mar-2000                                       $10,379                   $10,739
Apr-2000                                       $10,651                   $10,626
May-2000                                       $10,535                   $10,720
Jun-2000                                        $9,885                   $10,284
Jul-2000                                       $10,379                   $10,427
Aug-2000                                       $11,009                   $10,999
Sep-2000                                       $10,892                   $11,089
Oct-2000                                       $11,212                   $11,341
Nov-2000                                       $10,747                   $10,932
Dec-2000                                       $11,776                   $11,519
Jan-2001                                       $12,629                   $11,581
Feb-2001                                       $12,474                   $11,280
Mar-2001                                       $12,096                   $10,896
Apr-2001                                       $12,833                   $11,428
May-2001                                       $13,133                   $11,687
Jun-2001                                       $12,987                   $11,479
Jul-2001                                       $12,813                   $11,439
Aug-2001                                       $12,057                   $11,009
Sep-2001                                       $10,573                   $10,203
Oct-2001                                       $10,631                   $10,139
Nov-2001                                       $11,640                   $10,738
Dec-2001                                       $11,998                   $11,019
Jan-2002                                       $11,581                   $10,951
Feb-2002                                       $11,416                   $10,972
Mar-2002                                       $11,902                   $11,514
Apr-2002                                       $11,446                   $11,180
May-2002                                       $11,300                   $11,201
Jun-2002                                       $10,194                   $10,590
Jul-2002                                        $8,933                    $9,561
Aug-2002                                        $9,079                    $9,625
Sep-2002                                        $8,244                    $8,581
Oct-2002                                        $8,681                    $9,180
Nov-2002                                        $9,282                    $9,768

         ANNUALIZED                  ONE            FROM
         TOTAL RETURN (%)            YEAR       JANUARY 1999
         ----------------------------------------------------
                                        -20.26          -1.88

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.8%)
 1st Source Corp........................      7,700   $    126,280
 *3 Dimensional Pharmaceuticals, Inc....      5,700         26,362
 *3COM Corp.............................    193,900      1,003,432
 *3TEC Energy Corp......................      7,200         98,676
 AAR Corp...............................      8,900         48,950
 *Abgenix, Inc..........................     47,200        438,252
 *#Abiomed, Inc.........................      5,500         27,225
 *Acceptance Insurance Companies,
   Inc..................................      2,200            166
 *Ace Cash Express, Inc.................        400          3,220
 *Aclara Biosciences, Inc...............      9,400         21,855
 *Acme Communications, Inc..............        338          2,555
 *#ACT Manufacturing, Inc...............        300              2
 *#ACT Teleconferencing, Inc............      8,600         11,782
 *Actel Corp............................      7,300        140,561
 *Active Power, Inc.....................     43,900         89,775
 *Adaptec, Inc..........................     36,500        245,827
 *ADC Telecommunications, Inc...........     71,000        154,425
 *ADE Corp..............................      2,600         21,450
 *Adept Technology, Inc.................      1,300            708
 *#Administaff, Inc.....................     30,800        209,440
 *Advanced Digital Information Corp.....     20,700        154,111
 *Advanced Micro Devices, Inc...........    217,000      1,844,500
 *Advanced Power Technology, Inc........      1,200          5,598
 Advanta Corp. Class A..................     14,400        135,000
 Advanta Corp. Class B Non-Voting.......     15,000        145,725
 *Aehr Test Systems.....................        500          1,475
 *Aeroflex, Inc.........................      8,800         68,420
 *Aether Systems, Inc...................     13,900         48,441
 Aetna, Inc.............................     91,900      3,469,225
 *Aetrium, Inc..........................        900          1,071
 *AG Services America, Inc..............        400          3,300
 *Agco Corp.............................     47,700      1,151,478
 *Agere Systems, Inc. Class B...........     83,098        117,168
 *Agile Software Corp...................     17,600        158,048
 *AHL Services, Inc.....................      3,360          1,495
 *Air Methods Corp......................      1,900         10,060
 Airborne, Inc..........................     16,000        229,280
 *Airgas, Inc...........................     78,300      1,316,223
 *Airnet Systems, Inc...................      4,000         20,120
 *AK Steel Holding Corp.................     96,860        784,566
 Alamo Group, Inc.......................      3,800         45,220
 *Alaska Air Group, Inc.................     25,800        546,186
 Albany International Corp. Class A.....     17,000        353,600
 Albemarle Corp.........................      3,900        121,485
 Alcoa, Inc.............................      2,552         65,204
 Alexander & Baldwin, Inc...............     19,000        468,445
 *Alexion Pharmaceuticals, Inc..........      8,200        143,992
 Alfa Corp..............................      3,600         45,180
 *Align Technology, Inc.................      1,000          3,485
 *All American Semiconductor, Inc.......      1,300          3,282
 *Allegheny Corp........................      2,178        402,930
 *Allen Telecom, Inc....................     17,200        164,260
 *Alliance Semiconductor Corp...........      4,150         18,198
 *Allied Healthcare International,
   Inc..................................      1,200          5,160
 *Allied Healthcare Products, Inc.......        400          1,202
 *Allied Holdings, Inc..................      1,100          3,575
 *Allied Waste Industries, Inc..........     72,300        772,164
                                           SHARES        VALUE+
                                           ------        ------
 *Allou Health & Beauty Care, Inc.
   Class A..............................      1,000   $      2,700
 *Alloy Online, Inc.....................     11,500        136,677
 *Allsctipts Healthcare Solutions,
   Inc..................................     17,100         50,103
 Allstate Corp..........................    213,700      8,340,711
 *Alpha Technologies Group, Inc.........        300            406
 Alpharma, Inc. Class A.................      5,400         72,630
 *Ambassadors Group, Inc................        700          9,457
 *Ambassadors, Inc......................      4,000         34,780
 *AMC Entertainment, Inc................      8,700         85,695
 Amerada Hess Corp......................     25,900      1,450,400
 *#Amerco, Inc..........................      1,200          5,514
 *America Services Group, Inc...........        400          6,010
 *American Dental Partners, Inc.........        500          4,475
 American Financial Group, Inc..........     35,700        847,875
 *American Greetings Corp. Class A......     32,500        528,775
 *American Independence Corp............      2,700          7,290
 *American Medical Security Group,
   Inc..................................      7,200         82,728
 American National Insurance Co.........     23,800      2,111,536
 *American Pacific Corp.................        500          4,375
 *American Physicians Capital, Inc......      4,000         74,140
 *American Power Conversion Corp........      3,000         48,345
 *American Retirement Corp..............     11,000         18,150
 *American Software, Inc. Class A.......      4,500         12,870
 *American Technical Ceramics Corp......        500          2,600
 *American West Bancorporation..........        550          7,675
 *#Americredit Corp.....................     10,600         88,192
 *#Ameripath, Inc.......................     10,700        180,883
 AmerisourceBergen Corp.................     24,272      1,408,261
 AmerUs Group Co........................     10,000        320,500
 *AMR Corp..............................     25,800        199,692
 *Amrep Corp............................        500          3,795
 AmSouth Bancorporation.................      2,500         47,675
 Anadarko Petroleum Corp................    161,334      7,614,965
 *Analysts International Corp...........      9,700         22,261
 *Anaren Microwave, Inc.................      8,200         94,710
 *Andrew Corp...........................     34,200        385,263
 *Ann Taylor Stores Corp................     26,250        623,437
 *AnswerThink Consulting Group, Inc.....     16,300         43,276
 *Anthem, Inc...........................      9,239        547,411
 *AOL Time Warner, Inc..................    827,700     13,549,449
 *APA Optics, Inc.......................      5,200          9,152
 Apache Corp............................     84,260      4,539,929
 *Apple Computer, Inc...................     93,400      1,450,035
 *Applica, Inc..........................      2,500         12,400
 *Applied Films Corp....................      5,400        109,620
 Applied Industrial Technologies, Inc...      4,900         88,200
 *Applied Innovation, Inc...............      4,000         14,140
 *Applied Molecular Evolution, Inc......      2,100          4,294
 *Applied Signal Technologies, Inc......      2,400         25,572
 *Apropos Technology, Inc...............      3,800          6,061
 *Aradigm Corp..........................      5,400         10,584
 *Arch Capital Group, Ltd...............      9,000        271,980
 Arch Chemicals, Inc....................     20,300        413,714
 Arch Coal, Inc.........................     18,995        380,090
 Archer-Daniels Midland Co..............    425,565      5,672,781
 *Arena Pharmaceuticals, Inc............     12,400         82,646
 Argonaut Group, Inc....................         50            820

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Arkansas Best Corp....................     11,000   $    322,190
 *Arqule, Inc...........................     10,900         64,255
 *Arris Group, Inc......................     87,700        294,233
 *Arrow Electronics, Inc................     57,200        922,636
 *Artesyn Technologies, Inc.............      8,100         33,250
 Arvinmeritor, Inc......................        200          3,294
 *Ascential Software Corp...............    162,100        485,489
 *Ashworth, Inc.........................      4,000         20,820
 *Aspect Communications Corp............     21,500         67,832
 *Aspect Medical Systems, Inc...........      1,600          7,704
 *#Aspen Technology, Inc................      3,800         13,167
 *Astec Industries, Inc.................     10,800        110,592
 #Astoria Financial Corp................      5,400        142,128
 *#AstroPower, Inc......................      6,400         56,000
 *Asyst Technologies, Inc...............     12,900        108,231
 AT&T Corp..............................    255,600      7,167,024
 *AT&T Wireless Services, Inc...........  2,308,066     17,425,898
 Atlanta Sosnoff Capital Corp...........        600          5,940
 *Atlas Air, Inc........................      2,000          5,240
 *ATP Oil & Gas Corp....................      6,900         28,600
 *Atrion Corp...........................        200          4,331
 *Audiovox Corp. Class A................     23,400        254,592
 *August Technology Corp................      8,600         58,222
 *Ault, Inc.............................        300            721
 *Aurora Foods, Inc.....................     24,692         15,309
 *autobytel.com, Inc....................      7,300         21,900
 *AutoNation, Inc.......................    324,600      4,005,564
 *Avanex Corp...........................        300            504
 *Avatar Holdings, Inc..................      1,700         41,650
 *Avenue A, Inc.........................     13,000         45,175
 *Aviall, Inc...........................      5,600         45,696
 *Avid Technology, Inc..................      4,700         92,261
 *Avigen, Inc...........................     24,900        200,943
 *Avocent Corp..........................     20,400        480,828
 AVX Corp...............................      1,000         12,850
 *Aware, Inc............................     26,100         73,471
 *Axcelis Technologies, Inc.............     51,400        419,938
 *Axeda Systems, Inc....................        500            387
 *Axsys Technologies, Inc...............        300          2,260
 *Aztar Corp............................     31,900        452,023
 *AZZ, Inc..............................      3,600         45,900
 Baldwin & Lyons, Inc. Class B..........      1,200         28,716
 *Bancinsurance Corp....................      1,800          8,487
 Bandag, Inc............................      4,500        183,330
 Bandag, Inc. Class A...................      2,600         93,860
 Bank of America Corp...................     14,000        981,120
 Bank of Hawaii Corp....................     64,600      1,969,008
 Bank One Corp..........................     11,400        450,186
 *Bank United Financial Corp. Class A..      12,800        199,936
 Banknorth Group, Inc...................      3,000         66,090
 Banner Corp............................      1,000         19,995
 Banta Corp.............................     13,000        398,450
 *Barnes & Noble, Inc...................     14,000        331,380
 *Barry (R.G.) Corp.....................      1,100          5,170
 *Bay View Capital Corp.................     37,000        215,340
 *Baycorp Holdings, Ltd.................        600          8,820
 *Be Aerospace, Inc.....................     15,800         59,803
 Bear Stearns Companies, Inc............     49,622      3,175,808
 *Beazer Homes USA, Inc.................      4,501        287,029
 Belden, Inc............................      4,200         70,560
 *Bell Industries, Inc..................      2,700          4,185
 *Bell Microproducts, Inc...............      4,400         32,824
                                           SHARES        VALUE+
                                           ------        ------
 Belo Corp. Class A.....................     69,100   $  1,602,429
 *Benchmark Electronics, Inc............      8,400        261,324
 Berkley (W.R.) Corp....................     15,750        622,125
 *Bethlehem Steel Corp..................      8,800          1,804
 *Beverly Enterprises...................     51,000        166,260
 *Big Lots, Inc.........................     84,200      1,069,340
 *Bio Technology General Corp...........     11,700         49,666
 *Bio-Logic Systems Corp................        300          1,207
 *BioMarin Pharmaceutical, Inc..........     15,200        129,200
 *#Bio-Rad Laboratories, Inc.
   Class A..............................      4,000        158,000
 *Biosource International, Inc..........      2,600         15,080
 *Black Box Corp........................      7,000        349,475
 Blockbuster, Inc. Class A..............     29,100        633,216
 *Blonder Tongue Laboratories, Inc......        500          1,125
 *Blue Rhino Corp.......................      1,900         36,765
 *Bluegreen Corp........................      5,100         19,380
 BMC Industries, Inc....................        300            555
 Bob Evans Farms, Inc...................     19,600        478,730
 *Boca Resorts, Inc.....................     35,200        406,560
 *Bogen Communications International,
   Inc..................................        700          3,083
 Boise Cascade Corp.....................     14,400        389,952
 *Bombay Co., Inc.......................      9,900         41,976
 *Bon-Ton Stores, Inc...................        900          3,721
 *Books-a-Million, Inc..................      5,000         13,150
 *Borders Group, Inc....................     19,100        349,530
 Borg-Warner, Inc.......................     23,100      1,190,112
 *Borland Software Corp.................      9,700        128,525
 *Boston Biomedical, Inc................        400          1,070
 *Boston Communications Group, Inc......      5,300         71,656
 *Bottomline Technologies, Inc..........      4,000         23,080
 Bowater, Inc...........................      9,100        394,758
 Bowne & Co., Inc.......................     29,300        310,580
 *Boyd Gaming Corp......................     42,300        602,775
 *Brass Eagle, Inc......................      3,600         31,644
 *Brigham Exploration Co................      1,100          4,378
 *#Broadcom Corp........................     71,700      1,406,037
 Brookline Bancorp, Inc.................     25,150        286,961
 *Brooks-PRI Automation Inc.............     12,100        174,603
 *Brookstone, Inc.......................      1,500         22,732
 *Brooktrout, Inc.......................      3,300         16,434
 *Brown (Tom), Inc......................     17,900        435,865
 Brown Shoe Company, Inc................      8,900        214,490
 Brunswick Corp.........................     51,400      1,080,428
 *BSQUARE Corp..........................      5,400          7,263
 *BTU International, Inc................      1,000          2,550
 *Buca, Inc.............................     15,300        143,514
 *Buckeye Technology, Inc...............     18,600        125,178
 *Building Materials Holding Corp.......      7,000         93,835
 Burlington Coat Factory Warehouse
   Corp.................................     36,600        756,522
 Burlington Northern Santa Fe Corp......    311,900      7,900,427
 Bush Industries, Inc. Class A..........      1,100          7,579
 *BWAY Corp.............................        600         11,778
 *C-COR.Net Corp........................     10,500         42,157
 *Cable Design Techologies Corp.........     20,700        167,670
 Cabot Oil & Gas Corp. Class A..........     17,100        395,010
 *Cache, Inc............................        700         10,129
 Calgon Carbon Corp.....................     32,900        163,842
 *California Amplifier, Inc.............      1,600          8,968
 *California Coastal Communities, Inc...        700          3,860
 *Caliper Technologies Corp.............     17,200         60,286

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Callon Petroleum Corp.................     11,000   $     64,570
 *Caminus Corp..........................      1,700          3,799
 *Candela Laser Corp....................      2,700         17,469
 *Capital Pacific Holdings, Inc.........      1,100          3,509
 *Capital Senior Living Corp............      3,900         10,335
 *Capital Trust, Inc....................      1,400          6,300
 *Captaris, Inc.........................      9,600         22,848
 Caraustar Industries, Inc..............     23,600        219,598
 *#CarMax, Inc..........................     21,729        428,061
 *Carreker Corp.........................      5,800         36,685
 *Carriage Services, Inc. Class A.......      4,100         18,245
 *Carrier Access Corp...................      2,800          1,610
 *Carrizo Oil & Gas, Inc................      1,700          7,769
 Cascade Corp...........................      3,000         42,000
 *Casella Waste Systems, Inc. Class A..       9,500         69,445
 Casey's General Stores, Inc............     23,600        286,976
 Cash America International, Inc........     10,400         93,912
 *Castle (A.M.) & Co....................     11,200         58,800
 *Casual Male Retail Group, Inc.........      1,000          3,960
 *Catalytica Energy Systems, Inc........      5,900         16,697
 Cato Corp. Class A.....................        400          7,920
 *Cavalier Homes, Inc...................      5,800         13,572
 CBRL Group, Inc........................     60,100      1,638,927
 *CDI Corp..............................      8,600        247,336
 *Celadon Group, Inc....................      2,000         20,630
 *Celeritek, Inc........................     11,600         78,532
 *Cell Genesys, Inc.....................     15,500        202,352
 *CellStar Corp.........................      3,100         14,523
 *Cendant Corp..........................    196,079      2,466,674
 Centex Construction Products, Inc......      7,300        263,457
 #Centex Corp...........................     60,500      3,044,965
 *Central Garden & Pet Co...............      7,100        135,965
 Central Parking Corp...................     21,300        413,007
 Century Aluminum Co....................     24,600        188,682
 *Century Business Services, Inc........     42,800        139,314
 #CenturyTel, Inc.......................      3,100         95,728
 *Ceradyne, Inc.........................      1,000          6,405
 *Ceres Group, Inc......................      1,100          1,892
 *CGI Group, Inc........................      3,332         16,827
 *Chalone Wine Group, Ltd...............        700          5,810
 *Champion Enterprises, Inc.............     28,800        105,120
 *Championship Auto Racing Teams,
   Inc..................................      1,300          5,551
 *Channell Commercial Corp..............        700          3,255
 *Charles and Colvard, Ltd..............      1,000          5,920
 *Charming Shoppes, Inc.................     50,800        241,046
 *Chart Industries, Inc.................      3,900          2,457
 *Checkers Drive-In Restaurant, Inc.....      3,100         23,591
 *#CheckFree Corp.......................     26,200        513,389
 *Checkpoint System, Inc................     24,200        263,538
 Chemed Corp............................      1,200         44,160
 #Chesapeake Energy Corp................      3,000         20,790
 *Chromcraft Revington, Inc.............        700          9,135
 *Chronimed, Inc........................      3,100         18,538
 *Ciber, Inc............................     29,400        176,400
 *CIENA Corp............................        600          3,993
 *Cima Laboratories, Inc................      1,800         47,880
 *Cimarex Energy Co.....................      6,111         92,398
 Cincinnati Financial Corp..............    136,900      5,287,762
 *Ciphergen Biosystems, Inc.............      6,900         24,046
 *Ciprico, Inc..........................        400          1,502
 CIRCOR International, Inc..............      1,150         17,744
                                           SHARES        VALUE+
                                           ------        ------
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    162,100   $  1,569,128
 *Cirrus Logic, Inc.....................     28,300        170,366
 Citigroup, Inc.........................     45,069      1,752,283
 *#Citizens Communications Co...........    133,500      1,316,310
 City Holding Co........................      6,500        194,415
 *CKE Restaurants, Inc..................     18,400         91,632
 *Clark/Bardes Holdings, Inc............      5,000         91,250
 *Clarus Corp...........................      4,700         26,602
 #Clayton Homes, Inc....................     23,500        316,780
 *Clayton Williams Energy, Inc..........      6,100         66,917
 *#Clean Harbors, Inc...................      3,200         46,704
 *Clear Channel Communications, Inc.....    405,700     17,631,722
 *Cleveland Cliffs, Inc.................      6,200        128,650
 *CNA Financial Corp....................    158,700      3,932,586
 *CNET Networks, Inc....................      6,000         18,480
 Coachmen Industries, Inc...............      6,400        102,080
 *Cobra Electronic Corp.................      1,200          7,566
 Coca-Cola Enterprises, Inc.............    356,500      7,589,885
 *Coherent, Inc.........................     13,100        279,292
 *Cohesion Technologies, Inc............     11,000         42,295
 *Coldwater Creek, Inc..................        400          6,350
 *Collins & Aikman Corp.................      6,700         27,470
 *Colorado Medtech, Inc.................      6,100         12,505
 *Columbia Banking System, Inc..........      7,260         97,357
 *Columbus McKinnon Corp................      6,100         28,639
 *Comarco, Inc..........................      8,700         72,514
 *Comcast Corp. Class A.................    428,933     10,013,441
 *Comcast Corp. Special Class A Non-
   Voting...............................    601,700     13,703,717
 *Comfort Systems USA, Inc..............     13,700         43,155
 Commerce Bancshares, Inc...............      1,543         61,833
 Commerce Group, Inc....................      8,000        290,400
 Commercial Federal Corp................     33,800        758,810
 Commercial Metals Co...................     18,600        312,480
 *Commscope, Inc........................     21,500        193,500
 *Community West Bancshares.............        400          1,852
 Compass Bancshares, Inc................      2,700         87,183
 *Compucom Systems, Inc.................     14,500         96,642
 *CompuCredit Corp......................     36,500        262,435
 *Computer Access Technology Corp.......     14,600         30,368
 Computer Associates International,
   Inc..................................    120,500      1,820,755
 *Computer Horizons Corp................      9,600         33,792
 *Computer Network Technology Corp......     12,600        117,054
 *Computer Task Group, Inc..............      5,600         20,160
 *Compuware Corp........................    151,500        826,432
 *Comshare, Inc.........................      2,100          4,126
 *Comstock Resources, Inc...............     13,700        115,628
 *Comtech Telecommunications Corp.......      1,800         17,289
 *Comverse Technology, Inc..............    237,100      2,877,208
 *Concerto Software, Inc................      2,700         17,158
 *Concord Camera Corp...................     11,500         69,287
 *Cone Mills Corp.......................      5,900         12,390
 *Conmed Corp...........................     14,250        271,819
 *Consolidated Graphics, Inc............      5,700        116,850
 *Continental Airlines, Inc.............     21,100        198,340
 *Continental Materials Corp............        100          2,600
 *Convera Corp..........................      8,800         27,588
 Cooper Tire & Rubber Co................     31,600        502,440
 *CoorsTek, Inc.........................      9,050        206,928
 *Corixa Corp...........................      4,200         30,156

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Corn Products International, Inc.......     31,700   $    940,539
 *Cornell Companies, Inc................      1,100         10,153
 *Corning, Inc..........................     90,500        400,915
 *Correctional Services Corp............        700          1,683
 *Corrections Corporation of America....     11,900        213,010
 *Corrpro Companies, Inc................        400            232
 Corus Bankshares, Inc..................      6,700        302,572
 Countrywide Credit Industries, Inc.....     80,600      3,973,580
 *Covenant Transport, Inc. Class A......     15,100        267,119
 *Coventry Health Care, Inc.............     22,200        638,250
 *Cox Communications, Inc...............    356,500     10,794,820
 *Cox Radio, Inc........................     15,000        369,750
 *Credence Systems Corp.................     38,600        417,266
 *Credit Acceptance Corp................     35,400        283,200
 *#Cree Research, Inc...................     29,900        707,583
 *Cross (A.T.) Co. Class A..............      1,100          6,600
 *Crown Castle International Corp.......      3,000         11,880
 *Crown Cork & Seal Co., Inc............     67,300        581,472
 *#Cryolife, Inc........................      1,100          6,017
 *CSS Industries, Inc...................      1,700         59,330
 CSX Corp...............................    191,300      5,289,445
 Cubic Corp.............................     31,500        533,925
 *Culp, Inc.............................      2,500         22,250
 *Cumulus Media, Inc. Class A...........     15,600        258,570
 *CuraGen Corp..........................     20,800        111,280
 *Curative Health Services, Inc.........      2,500         38,800
 Curtiss-Wright Corp-Cl B W/I...........        636         38,224
 *Cutter & Buck, Inc....................      2,500         10,675
 *Cyberoptics Corp......................        700          5,001
 *Cybersource Corp......................      6,500         16,282
 *#Cypress Semiconductor Corp...........     46,900        405,216
 *Cysive, Inc...........................      7,900         21,290
 *Cytec Industries, Inc.................     12,500        334,125
 D & K Healthcare Resources, Inc........      1,900         17,527
 *Daisytek International Corp...........      7,100         58,646
 Dana Corp..............................    126,500      1,707,750
 *Danielson Holding Corp................      5,000          9,750
 *Datalink Corp.........................     12,500         40,125
 *Dataram Corp..........................      1,600          6,488
 *Datastream Systems, Inc...............      3,900         23,673
 *Dave and Busters, Inc.................      3,900         30,693
 *DaVita, Inc...........................     50,000      1,282,500
 *Dawson Geophysical Co.................        400          2,074
 *Deckers Outdoor Corp..................      1,900          7,400
 Deere & Co.............................      2,500        127,875
 *Delphax Technologies, Inc.............        400          1,208
 Delphi Financial Group, Inc. Class A..       7,100        271,575
 Delta Air Lines, Inc...................     38,500        519,750
 *Denbury Resources, Inc................     24,100        248,953
 *Dendreon Corp.........................      6,400         25,920
 *Department 56, Inc....................      3,900         47,853
 *Devcon International Corp.............        300          1,998
 Devon Energy Corp......................     81,900      3,750,201
 Diebold, Inc...........................        200          7,926
 *Diedrich Coffee, Inc..................        400          1,786
 *Digi International, Inc...............      4,300         13,072
 *Digimarc Corp.........................      1,500         23,857
 *Digital Lightwave, Inc................        100            211
 *DigitalThink Inc......................      1,900          3,866
 *Digitas, Inc..........................     15,500         49,135
 Dillards, Inc. Class A.................     73,900      1,427,748
 Dime Community Bancorp, Inc............     13,275        273,067
                                           SHARES        VALUE+
                                           ------        ------
 Dimon, Inc.............................     55,600   $    339,160
 *Diodes, Inc...........................      2,000         21,530
 *Discovery Partners International......      7,800         24,960
 Disney (Walt) Co.......................    175,400      3,476,428
 *Ditech Communications Corp............     13,600         32,640
 *divine, Inc. Class A..................      1,700          2,983
 *Dixie Group, Inc......................        800          3,184
 *Dollar Thrifty Automotive Group,
   Inc..................................     22,900        482,732
 *Dominion Homes, Inc...................        700         11,739
 Dominion Resources, Inc................      1,194         60,834
 *DoubleClick, Inc......................     60,100        429,715
 Dover Motorsports, Inc.................      1,900          7,220
 Downey Financial Corp..................     11,700        462,267
 *#Dress Barn, Inc......................     14,800        205,720
 *Drew Industries, Inc..................        700         11,515
 *Drugstore.com, Inc....................     26,300         54,967
 *DT Industries, Inc....................        200            500
 *Duane Reade, Inc......................      8,400        159,516
 *Ducommun, Inc.........................        700          9,730
 *DuPont Photomasks, Inc................      8,000        222,360
 *Dura Automotive Systems, Inc..........      5,500         53,487
 *DUSA Pharmaceuticals, Inc.............     10,100         18,483
 *DVI, Inc..............................     11,200         99,008
 *Dwyer Group, Inc......................        500          1,972
 *Dyax Corp.............................     18,600         37,851
 *Dycom Industries, Inc.................     21,399        323,339
 *Dynamex, Inc..........................        700          1,995
 *E Trade Group, Inc....................    203,000      1,153,040
 *E.piphany, Inc........................     32,500        161,850
 *EarthLink, Inc........................     60,600        377,538
 Eaton Corp.............................      1,600        121,392
 *#Eden Bioscience Corp.................      7,800         12,831
 *EDGAR Online, Inc.....................        600          1,002
 *Edge Petroleum Corp...................      2,800          9,562
 *Edgewater Technology, Inc.............      7,700         32,301
 *eFunds Corp...........................     16,300        147,107
 *EGL, Inc..............................     12,800        200,576
 *Elder-Beerman Stores Corp.............      1,200          2,160
 *Electro Rent Corp.....................     11,400        137,826
 *Electro Scientific Industries, Inc....      7,500        182,625
 *Electronics for Imaging, Inc..........     24,000        425,520
 *eLoyalty Corp.........................      2,100          9,250
 *Emisphere Technologies, Inc...........      6,000         23,880
 *Emmis Broadcasting Corp. Class A......     18,800        431,930
 *EMS Technologies, Inc.................      3,400         51,748
 *Emulex Corp...........................      5,000        120,700
 *Encore Med Corp.......................      1,200          3,324
 *Encore Wire Corp......................      1,000         10,295
 Energen Corp...........................     11,300        301,936
 *Energy Partners, Ltd..................     11,500        106,375
 *Enesco Group, Inc.....................      3,600         25,452
 ENSCO International, Inc...............      6,246        174,763
 *Entravision Communications Corp.......     36,600        399,306
 EOG Resources, Inc.....................     16,800        651,336
 *ePlus, Inc............................      2,400         17,724
 *ePresence, Inc........................      6,400         15,392
 *Equity Oil Co.........................        900          1,732
 *Esco Technologies, Inc................      5,700        209,247
 *Esterline Technologies Corp...........      8,200        161,130
 *Evans & Sutherland Computer Corp......        700          3,762
 *Exar Corp.............................     15,400        217,448
 *EXCO Resources, Inc...................        500          8,315

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Exelixis, Inc.........................     48,700   $    440,248
 *Exponent, Inc.........................        500          6,462
 *Extended Stay America, Inc............     52,900        740,071
 *Extreme Networks, Inc.................     23,300        105,199
 *Exult, Inc............................     15,000         48,300
 #Fair, Isaac & Co., Inc................      8,615        377,337
 *Fairchild Corp. Class A...............      7,200         36,432
 Farmer Brothers Co.....................        500        155,502
 *Faro Technologies, Inc................      1,400          2,884
 FBL Financial Group, Inc. Class A......     18,200        305,214
 *Federated Department Stores, Inc......    171,600      5,607,888
 #FedEx Corp............................      4,782        251,390
 *Fibermark, Inc........................        500          3,385
 Fidelity National Financial, Inc.......     22,143        716,326
 *Finish Line, Inc. Class A.............     11,700        123,903
 First American Financial Corp..........     28,900        592,161
 *First Cash Financial Services, Inc....      1,800         18,225
 First Charter Corp.....................      7,900        143,701
 First Citizens Bancshares, Inc.........      3,900        393,120
 *First Horizon Pharmaceutical Corp.....      6,900         41,779
 First Indiana Corp.....................      4,375         91,372
 *First Mariner Bank Corp...............        300          3,229
 First Niagara Financial Group, Inc.....     11,000        336,490
 *First Republic Bank...................      6,800        141,440
 First Sentinel Bancorp, Inc............      9,600        140,544
 First Virginia Banks, Inc..............        150          5,655
 *FirstFed Financial Corp...............      7,800        212,550
 *Flanders Corp.........................      1,900          3,448
 #Fleming Companies, Inc................     21,700        162,750
 *Florida Banks, Inc....................        400          3,170
 Florida East Coast Industries, Inc.....      5,400        125,010
 *Flow International Corp...............      1,400          4,767
 Flowers Foods, Inc.....................     13,700        329,759
 *Flowserve Corp........................     13,600        206,992
 *FMC Corp..............................      1,000         28,340
 *FMC Technologies, Inc.................      1,719         33,125
 *Foodarama Supermarkets, Inc...........        100          2,750
 *Foot Locker, Inc......................     32,000        428,800
 *Footstar, Inc.........................      3,100         19,592
 *Forest Oil Corp.......................     49,750      1,323,350
 Fortune Brands, Inc....................      2,000         97,540
 *Foster (L.B.) Co. Class A.............        700          2,884
 *#Foster Wheeler, Ltd..................     42,400         71,232
 *Fotoball USA, Inc.....................        300          1,249
 *Fox Entertainment Group, Inc.
   Class A..............................     74,800      1,994,168
 *#FPIC Insurance Group, Inc............      1,800         11,700
 *Franklin Covey Co.....................      4,200          7,140
 Fremont General Corp...................     32,300        135,660
 *Fresh Choice, Inc.....................        400            738
 *Friede Goldman Halter, Inc............      5,200             29
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................      5,500         49,500
 Friedmans, Inc. Class A................      3,600         31,914
 *Frontier Airlines, Inc................      8,000         46,080
 *Frozen Food Express Industries, Inc...      4,300         10,492
 *FSI International, Inc................      7,500         33,937
 *FuelCell Energy, Inc..................     11,100        100,566
 *G-III Apparel Group, Ltd..............        500          3,690
 *Gadzooks, Inc.........................      6,200         31,868
 *Galyan's Trading Co...................     10,500        141,277
 *GameTech International, Inc...........        800          3,692
                                           SHARES        VALUE+
                                           ------        ------
 *Garden Fresh Restaurant Corp..........      1,400   $     15,792
 *Gardner Denver Machinery, Inc.........      4,500         77,175
 *Gart Sports Co........................      2,100         55,146
 *Gateway, Inc..........................    192,800        734,568
 *Gaylord Entertainment Co..............     29,700        591,030
 *Gehl Co...............................        400          3,576
 *Genaissance Pharmaceuticals, Inc......        100             97
 Gencorp, Inc...........................     27,600        223,560
 *Gene Logic, Inc.......................      7,600         59,812
 *General Binding Corp..................      2,600         33,891
 *General Communications, Inc.
   Class A..............................     16,200         94,851
 *General Motors Corp. Class H..........    186,700      2,180,656
 *Genesee Corp. Class B.................        100            938
 *Genesis Microchip, Inc................      9,200        182,850
 *Genlyte Group, Inc....................      6,100        202,886
 *Genome Therapeutics Corp..............        600          1,122
 Gentiva Health Services, Inc...........      2,800         22,932
 Genuine Parts Co.......................      3,800        120,802
 *Gerber Scientific, Inc................      6,600         26,730
 *Getty Images, Inc.....................     17,800        531,686
 *Giant Industries, Inc.................        600          2,040
 Gibraltar Steel Corp...................      5,000         95,850
 *Gilman & Ciocia, Inc..................        600             90
 Glatfelter (P.H.) Co...................     24,200        315,084
 *Glenayre Technologies, Inc............      2,000          2,730
 *Global Payment Technologies, Inc......        400          2,494
 *Globecomm Systems, Inc................      2,600          8,723
 *GlobespanVirata, Inc..................     35,000        152,250
 Gold Banc Corp.........................      4,700         46,083
 *Golden State Vintners, Inc............        300            561
 *Good Guys, Inc........................     17,100         46,341
 *Goodys Family Clothing, Inc...........     35,300        154,084
 *Gottschalks, Inc......................      2,400          4,512
 *GP Strategies Corp....................      3,300         15,675
 Granite Construction, Inc..............      3,000         51,000
 *Graphic Packaging International
   Corp.................................     11,800         82,010
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................     14,000        106,680
 Greenpoint Financial Corp..............     39,300      1,678,110
 *Grey Wolf, Inc........................     15,200         57,912
 *Griffin Land & Nurseries, Inc.
   Class A..............................        400          5,568
 *Griffon Corp..........................     27,170        338,266
 *Group 1 Automotive, Inc...............     18,700        444,125
 *Group 1 Software, Inc.................        400         11,366
 *GSI Commerce, Inc.....................      9,700         45,444
 *GTSI Corp.............................      1,600         21,152
 *Guess, Inc............................     12,900         67,596
 *Guilford Pharmaceuticals, Inc.........     12,500         62,187
 *Gulf Island Fabrication, Inc..........      2,900         48,908
 *Ha-Lo Industries, Inc.................     19,500             78
 *Hain Celestial Group, Inc.............     15,100        206,039
 *Hall Kinion Associates, Inc...........     10,600         60,367
 *#Hamilton Bancorp, Inc................      2,400            108
 Hancock Holding Co.....................      2,250        103,736
 *Handleman Co..........................     25,400        285,750
 *Hanger Orthopedic Group, Inc..........      7,900        102,700
 *Hanover Compressor Co.................     43,300        497,084
 Harbor Florida Bancshares, Inc.........      5,200        112,372
 Harleysville Group, Inc................     11,800        307,803
 *Harrahs Entertainment, Inc............      2,600        104,000
 Harris Corp............................     17,800        479,176
 *Harris Interactive, Inc...............      5,600         18,956

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Harvest Natural Resources, Inc........      3,800   $     28,044
 #Hasbro, Inc...........................    229,000      2,935,780
 *Hastings Entertainment, Inc...........      2,400         10,548
 *#Hauppauge Digital, Inc...............      1,200          1,446
 *Hawk Corp.............................        600          1,122
 *Hawthorne Financial Corp..............      2,300         66,159
 HCC Insurance Holdings, Inc............     11,800        275,176
 *Health Management Systems, Inc........      4,500         16,402
 *Health Net Inc........................     18,000        464,580
 *Healthcare Services Group, Inc........        800          9,852
 *Healthsouth Corp......................    165,000        671,550
 *Hearst-Argyle Television, Inc.........     43,100      1,045,175
 *Hector Communications Corp............        200          2,260
 Heico Corp.............................      4,600         55,200
 *Heidrick & Struggles International,
   Inc..................................      7,400        117,623
 Helmerich & Payne, Inc.................     11,500        314,180
 *Hercules, Inc.........................      2,400         22,608
 *Heritage Commerce Corp................        800          6,876
 *Herley Industries, Inc................        500          7,502
 *Hexcel Corp...........................     24,700         60,515
 Hibernia Corp..........................      1,900         37,107
 Hilton Hotels Corp.....................     42,400        580,456
 *Hines Horticulture, Inc...............      1,600          4,752
 *Hispanic Broadcasting Corp............      1,800         48,078
 HMN Financial, Inc.....................      3,600         60,588
 *Hollywood Entertainment Corp..........     15,400        290,752
 *Hollywood Media Corp..................     13,000         13,520
 *Hologic, Inc..........................      3,400         46,869
 *Horizon Offshore, Inc.................      9,600         55,440
 Horton (D.R.), Inc.....................     55,170      1,054,299
 *Houston Exploration Co................     13,400        419,420
 *#Hovnanian Enterprises, Inc.
   Class A..............................     15,700        524,380
 *HPSC, Inc.............................        300          2,370
 *Hub Group, Inc. Class A...............        500          3,060
 *Huffy Corp............................      2,500         17,750
 Hughes Supply, Inc.....................     21,200        667,800
 *Human Genome Sciences, Inc............     69,700        736,729
 *Humana, Inc...........................     94,100        979,581
 *#Hunt (J.B.) Transport Services,
   Inc..................................     25,000        688,750
 Huntington Bancshares, Inc.............      2,500         49,025
 *Hutchinson Technology, Inc............     22,300        604,887
 *Huttig Building Products, Inc.........      4,400         14,300
 *Hypercom Corp.........................     13,700         35,620
 *I-many, Inc...........................     29,800         86,420
 *Ibis Technology Corp..................      1,600          9,520
 *Identix, Inc..........................     12,400         84,630
 Idex Corp..............................      8,500        288,575
 *IDT Corp..............................     10,500        195,825
 *IDT Corp. Class B.....................      1,100         19,547
 *iGate Capital Corp....................     20,600         70,452
 *IHOP Corp.............................      7,300        175,565
 Ikon Office Solutions, Inc.............    100,500        765,810
 *ILEX Oncology, Inc....................      8,100         88,087
 *Illumina, Inc.........................        700          3,311
 *Image Entertainment, Inc..............      4,800          7,632
 *Imation Corp..........................     31,300      1,288,308
 IMC Global, Inc........................     20,700        270,135
 *IMCO Recycling, Inc...................      3,900         30,147
 *Immersion Corp........................      4,200          4,242
 *Immunogen, Inc........................     20,900         82,137
 *#Impco Technologies, Inc..............      6,300         30,870
                                           SHARES        VALUE+
                                           ------        ------
 *Incyte Genomics, Inc..................     37,900   $    204,849
 Independence Community Bank Corp.......     30,300        771,135
 *Indus International, Inc..............      3,100          5,115
 *#IndyMac Bancorp, Inc.................     21,100        382,965
 *Inet Technologies, Inc................      9,200         45,724
 *InFocus Corp..........................     15,500        117,800
 *Infonet Services Corp.................     29,100         69,549
 *Information Resources, Inc............     13,200         42,834
 *Inforte Corp..........................      6,700         48,910
 Ingersoll-Rand Co., Ltd. Class A.......      1,800         83,160
 Ingles Market, Inc. Class A............      1,200         13,956
 *#Ingram Micro, Inc....................     71,200        995,376
 *Inhale Therapeutic Systems, Inc.......     21,400        195,917
 *Innotrac Corp.........................        200            489
 *Innovative Solutions & Support, Inc...      1,100          8,222
 *Innovex, Inc..........................      4,500         15,232
 *Input/Output, Inc.....................     25,100        131,775
 *Insight Communications Co., Inc.......     26,700        371,263
 *Insight Enterprises, Inc..............     16,100        161,724
 *Insignia Financial Group, Inc.........     16,500        124,575
 *Insmed, Inc...........................      5,900          3,835
 *Inspire Pharmaceuticals, Inc..........      5,100         42,228
 *Instinet Group, Inc...................     14,500         50,460
 *Insurance Auto Auctions, Inc..........      6,900        108,364
 *IntegraMed America, Inc...............        200          1,233
 *Integrated Device Technology, Inc.....     49,000        528,465
 *Integrated Electrical Services,
   Inc..................................     35,100        136,890
 *Integrity Media, Inc..................      1,400          7,252
 *Intelligent Systems Corp..............        400            720
 *Interactive Data Corp.................      2,200         34,342
 *Interactive Intelligence, Inc.........      1,400          4,592
 *InterCept Group, Inc..................      5,200         89,908
 Interface, Inc. Class A................     21,700         90,380
 *Intergraph Corp.......................     40,200        735,861
 *Interland, Inc........................     61,200        119,340
 *Interlink Electronics, Inc............      1,800          7,911
 *Interlott Technologies, Inc...........        500          2,925
 *International Multifoods Corp.........      8,000        159,840
 International Paper Co.................    206,512      8,105,596
 *International Speciality Products,
   Inc..................................     48,800        495,320
 International Speedway Corp.
   Class A..............................      1,000         38,255
 *Internet Pictures Corp................      1,700          2,244
 *Internet Security Systems, Inc........     16,600        415,996
 *Interphase Corp.......................      1,100          4,389
 Interpool, Inc.........................      4,500         75,915
 *Intersil Corp.........................     27,700        477,409
 *Interstate National Dealers Services,
   Inc..................................        300          1,707
 *Interwoven, Inc.......................     41,300        117,705
 *Intest Corp...........................        600          2,295
 *Invitrogen Corp.......................     30,600        854,964
 *Invivo Corp...........................        300          4,035
 *Iomega Corp...........................     26,600        227,430
 *Ionics, Inc...........................     11,900        267,750
 *Iron Mountain, Inc....................        300          9,927
 Isco, Inc..............................        200          1,615
 *ITLA Capital Corp.....................        400         13,838
 *ITXC Corp.............................     20,400         58,956
 *IXYS Corp.............................      2,604         18,710
 *J & J Snack Foods Corp................      1,700         56,729

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *J Net Enterprises, Inc................        600   $        384
 *Jaco Electronics, Inc.................      1,400          4,872
 *Jakks Pacific, Inc....................      8,300        127,446
 *Jarden Corp...........................      1,000         22,500
 *JDA Software Group, Inc...............      2,100         24,675
 *JDS Uniphase Corp.....................    200,000        682,000
 Jefferies Group, Inc...................     11,400        507,300
 JLG Industries, Inc....................     39,300        367,455
 *JLM Industries, Inc...................        600            717
 *JNI Corp..............................      8,100         26,082
 John Hancock Financial Services,
   Inc..................................     56,000      1,711,920
 *Johnson Outdoors, Inc.................        500          4,862
 *Jos. A. Bank Clothiers, Inc...........      1,100         27,819
 *Joy Global, Inc.......................     15,800        188,336
 *K-Tron International, Inc.............        200          2,725
 *K2, Inc...............................      5,400         56,916
 *Kadant, Inc...........................      5,657         85,421
 *Kaiser Aluminum Corp..................     15,400          1,178
 Kaman Corp. Class A....................      3,500         37,450
 *Kansas City Southern Industries,
   Inc..................................     29,300        373,575
 KB Home Corp...........................      1,000         44,690
 *Keane, Inc............................     26,300        241,960
 *Keith Companies, Inc..................      2,400         29,076
 Kellwood Co............................     94,700      2,696,109
 Kelly Services, Inc....................      3,600         89,244
 *Kemet Corp............................     40,900        444,583
 *Kendle International, Inc.............      5,200         47,216
 Kennametal, Inc........................     27,400        956,808
 *Kennedy-Wilson, Inc...................        900          3,123
 Kerr-McGee Corp........................        546         24,706
 *Key Energy Group, Inc.................     51,500        463,500
 *Key3Media Group, Inc..................      5,900            109
 KeyCorp................................    100,000      2,609,000
 *Keynote Systems, Inc..................     12,100         99,885
 *Keystone Automotive Industries, Inc...      4,700         73,719
 *kforce.com, Inc.......................      9,176         36,429
 Kimball International, Inc. Class B....      2,900         42,760
 *Kirby Corp............................      8,300        209,990
 Knight Ridder, Inc.....................      1,700        106,607
 *Knight Trading Group, Inc.............     77,000        485,100
 *Korn/Ferry International..............     17,000        164,390
 Kraft Foods, Inc.......................    100,600      3,778,536
 *Kroll, Inc............................        451          8,459
 *Kulicke & Soffa Industries, Inc.......      5,000         29,275
 La-Z-Boy, Inc..........................        600         15,090
 *Labor Ready, Inc......................      6,700         47,771
 *#Labranche & Co., Inc.................     28,100        852,835
 *LaCrosse Footwear, Inc................        400          1,098
 *Ladish Co., Inc.......................      3,000         21,555
 LaFarge Corp...........................     54,900      1,762,290
 *Lakes Entertainment, Inc..............        800          4,672
 *Lamar Advertising Co..................      1,700         57,970
 *Lamson & Sessions Co..................     12,800         40,064
 *Lancer Corp...........................        700          5,670
 *Landair Corp..........................        450          5,600
 Landamerica Financial Group, Inc.......     12,100        434,390
 *Landec Corp...........................      3,300          5,857
 Landry's Seafood Restaurants, Inc......     11,400        244,872
 *Large Scale Biology Corp..............        200            232
 *Laser Pacific Media Corp..............      1,400          2,499
 *Lattice Semiconductor Corp............     59,900        600,497
                                           SHARES        VALUE+
                                           ------        ------
 *Lawson Software, Inc..................      5,800   $     28,681
 *Layne Christensen Co..................        800          6,780
 *Lazare Kaplan International, Inc......        500          2,647
 *LCC International, Inc. Class A.......      1,200          2,484
 *Lear Corp.............................     56,700      2,080,323
 *Lecroy Corp...........................      1,100         12,133
 *Legato Systems, Inc...................     28,000        151,620
 Leggett and Platt, Inc.................      1,800         42,966
 Lehman Brothers Holdings, Inc..........      3,000        184,200
 #Lennar Corp...........................     17,200        911,944
 Lennox International, Inc..............     45,700        648,940
 *#Level 3 Communications, Inc..........    103,700        638,792
 *Lexent, Inc...........................      7,100          7,739
 *Lexicon Genetics, Inc.................     14,800         60,014
 *Liberty Media Corp....................  1,593,300     16,825,248
 *Lightbridge, Inc......................      8,000         56,360
 Lillian Vernon Corp....................      6,800         30,260
 Lincoln National Corp..................     72,300      2,540,622
 *Lipid Sciences, Inc...................        500            690
 *Lithia Motors, Inc. Class A...........      3,100         49,817
 *LLX Resorts, Inc......................        200          1,350
 *LMI Aerospace, Inc....................        600          1,227
 LNR Property Corp......................     24,800        902,720
 Lockheed Martin Corp...................    133,500      6,968,700
 Loews Corp.............................    175,000      7,084,000
 *LogicVision, Inc......................     10,600         24,963
 *Logility, Inc.........................      1,000          2,850
 Lone Star Steakhouse & Saloon, Inc.....     40,900        774,441
 *Lone Star Technologies, Inc...........     11,300        174,585
 Longs Drug Stores Corp.................     18,400        372,600
 Longview Fibre Co......................     30,800        239,008
 *Louisiana-Pacific Corp................    130,100      1,165,696
 *LSI Logic Corp........................     67,000        555,430
 *Luby's, Inc...........................      8,900         36,935
 *#Lucent Technologies, Inc.............      3,600          6,300
 *Lydall, Inc...........................      4,800         52,320
 *M & F Worldwide Corp..................      1,500          8,242
 M/I Schottenstein Homes, Inc...........      3,200         93,440
 *Mac-Gray Corp.........................        500          1,680
 *Mackie Designs, Inc...................        200            277
 *Macromedia, Inc.......................     20,900        257,279
 *Madden (Steven), Ltd..................        800         14,196
 *Made2Manage Systems, Inc..............        300            973
 *#Magna Entertainment Corp.............      7,300         47,413
 *Magnetek, Inc.........................     16,000         92,960
 *Magnum Hunter Resources, Inc..........     21,900        125,925
 *Main Street & Main, Inc...............      1,600          3,400
 *Management Network Group, Inc.........      4,500          8,573
 *Mandalay Resort Group.................     39,500      1,092,965
 *Manor Care, Inc.......................     29,800        580,504
 *Manufacturers' Services Ltd...........      7,600         38,684
 *Manugistic Group, Inc.................     14,400         57,024
 *Mapinfo Corp..........................      6,700         47,068
 Marcus Corp............................      4,800         67,200
 *Marimba, Inc..........................      7,200         11,664
 *MarineMax, Inc........................      7,200         90,000
 *MarketWatch.com, Inc..................     16,700         83,584
 *MarkWest Hydrocarbon, Inc.............        600          3,558
 *#Martha Stewart Living Omnimedia,
   Ltd..................................      5,400         57,564
 *Mastec, Inc...........................     21,500         86,215
 *Material Sciences Corp................      3,900         54,600

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Matria Healthcare, Inc................      1,000   $      9,845
 *Matrix Bancorp, Inc...................        500          4,835
 *Matrix Service Co.....................      2,000         18,570
 *Mattson Technology, Inc...............     15,200         54,036
 *Maverick Tube Corp....................     14,300        183,469
 *Maxcor Financial Group, Inc...........      3,700         22,848
 *#Maxim Pharmaceuticals, Inc...........      7,000         25,270
 *Maxtor Corp...........................    139,600        756,632
 *Maxwell Shoe Company, Inc.............        900         10,026
 *Maxwell Technologies, Inc.............      1,900         14,174
 *Maxxam, Inc...........................        800          7,360
 *Maxygen, Inc..........................     14,300        114,400
 MBIA, Inc..............................     64,950      2,953,926
 *McDATA Corp...........................     15,900        138,410
 McGrath Rent Corp......................        500         11,730
 *MCSI, Inc.............................      2,400         13,824
 MDC Holdings, Inc......................     12,947        462,208
 *Meade Instruments Corp................     16,000         53,200
 *#Media Arts Group, Inc................      3,100         10,850
 Media General, Inc. Class A............      4,300        252,109
 *#Mediacom Communications Corp.........     31,200        294,528
 *MEEMIC Holdings, Inc..................        500         14,468
 *Mens Warehouse, Inc...................     11,000        209,220
 *Mercury Air Group, Inc................        500          1,505
 *Merix Corp............................      9,400        104,528
 *Merrimac Industries, Inc..............        200          1,040
 *Mesa Air Group, Inc...................     12,000         71,460
 *Mesaba Holdings, Inc..................      6,100         38,339
 *Meta Group, Inc.......................      2,900          6,308
 *MetaSolv Software, Inc................     14,300         31,746
 MetLife, Inc...........................    401,300     10,770,892
 *Metro-Goldwyn-Mayer, Inc..............    130,800      1,863,900
 *Metrologic Instruments, Inc...........      2,400         17,856
 *MGM Grand, Inc........................     91,900      3,110,815
 *Michael Anthony Jewelers, Inc.........        400            702
 *Michaels Stores, Inc..................     30,800      1,159,620
 *Micro Linear Corp.....................      4,200         16,065
 *Micromuse, Inc........................     22,000         98,450
 *Microsemi Corp........................      8,200         52,234
 *Midas, Inc............................      5,500         44,000
 *Middleby Corp.........................        600          6,240
 Midland Co.............................      2,000         39,340
 *Midway Games, Inc.....................      5,500         39,710
 *Midwest Express Holdings, Inc.........      5,400         36,450
 Milacron, Inc..........................     28,200        188,376
 *Millennium Pharmaceuticals, Inc.......    130,100      1,303,602
 *Miller Industries, Inc................      8,700         29,667
 Mine Safety Appliances Co..............      1,300         43,030
 Minerals Technologies, Inc.............     11,000        474,650
 *Mission Resources Corp................      6,500          2,828
 *Mitcham Industries, Inc...............        800            980
 *MKS Instruments, Inc..................     10,300        196,370
 *Mobile Mini, Inc......................      5,900         87,910
 *Mobius Management Systems, Inc........      1,300          2,743
 *Modtech Holdings, Inc.................      2,800         26,796
 *Moldflow Corp.........................      2,000         14,760
 *Molecular Devices Corp................      4,600         87,722
 *Mondavi (Robert) Corp. Class A........      4,800        167,808
 *Monro Muffler Brake, Inc..............        600         10,785
 Mony Group, Inc........................     41,500        979,815
 *Moog, Inc. Class A....................      3,450        101,051
 Movado Group, Inc......................      3,100         55,180
                                           SHARES        VALUE+
                                           ------        ------
 *MPS Group, Inc........................     53,600   $    321,600
 *MRO Software, Inc.....................     33,300        393,773
 *MSC Software Corp.....................      7,800         57,252
 *Mueller Industries, Inc...............     15,700        455,771
 *Multex.com, Inc.......................      8,500         31,493
 *Nabi Biopharmaceuticals...............     16,200        117,531
 Nacco Industries, Inc. Class A.........      7,300        358,430
 *Nanogen, Inc..........................      2,100          4,358
 *Napco Security Systems, Inc...........        200          1,965
 *Nashua Corp...........................        400          3,656
 *National Equipment Services, Inc......      2,500            500
 *National RV Holdings, Inc.............      5,900         39,058
 *National Semiconductor Corp...........      5,000        101,500
 *National Western Life Insurance Co.
   Class A..............................        900         79,439
 *NationsRent, Inc......................      9,900            619
 Nationwide Financial Services, Inc.....      1,900         56,145
 *Natrol, Inc...........................        900          1,296
 *Nautica Enterprises, Inc..............     14,900        166,880
 *Navigant International, Inc...........      6,200         74,617
 *Navigators Group, Inc.................        600         15,474
 *Navistar International Corp...........     26,000        802,360
 *NCI Building Systems, Inc.............     14,800        284,160
 *NCO Group, Inc........................     11,800        192,517
 *Neiman Marcus Group, Inc..............     13,700        427,851
 *#Neoforma, Inc........................        600          6,123
 *NeoMagic Corp.........................      1,900          2,518
 *NEON Systems, Inc.....................        700          1,824
 *Neopharm, Inc.........................      1,400         20,503
 *Neose Technologies, Inc...............      1,300         17,895
 *Net2Phone, Inc........................      5,200         20,202
 *NetIQ Corp............................     30,100        522,235
 *Netopia, Inc..........................      2,900          5,684
 *NetRatings, Inc.......................     28,600        189,761
 *Netro Corp............................        700          1,796
 *Netscout System, Inc..................      3,000         15,330
 *NetSolve, Inc.........................      3,200         20,064
 *Network Associates, Inc...............     12,000        219,000
 *Network Equipment Technologies,
   Inc..................................      1,000          4,400
 *Neurogen Corp.........................      1,600          9,080
 #New Century Financial Corp............      7,600        142,006
 *New Focus, Inc........................     47,300        173,118
 *New Horizons Worldwide, Inc...........        700          4,386
 *#Newfield Exploration Co..............     24,590        889,423
 #Newmont Mining Corp...................      2,294         53,703
 *Newpark Resources, Inc................     21,500        100,190
 *Newport Corp..........................     24,400        350,628
 *NIC, Inc..............................      8,000         14,280
 *NMS Communications Corp...............        300            600
 *Nobel Learning Communities, Inc.......        400          1,994
 Noble Energy, Inc......................     18,700        692,087
 Nordstrom, Inc.........................      1,900         38,000
 Norfolk Southern Corp..................    339,800      6,704,254
 *Nortek Holdings, Inc..................      9,500        430,445
 #Northrop Grumman Corp.................     30,000      2,907,300
 Northwest Bancorp, Inc.................      2,300         34,696
 *Northwest Pipe Co.....................        500          7,003
 *Novell, Inc...........................    205,000        738,000
 *Novoste Corp..........................      4,300         29,240
 *NS Group, Inc.........................     52,600        355,050
 *Nu Horizons Electronics Corp..........     12,600         88,452

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nucor Corp.............................      1,200   $     60,288
 *Nuevo Energy Co.......................      7,700         95,095
 *Numerical Technologies, Inc...........      3,500         15,820
 *Nutraceutical International Corp......      2,200         20,735
 *NYFIX, Inc............................      3,300         17,408
 *O.I. Corp.............................        200            786
 *OAO Technology Solutions, Inc.........      7,000         11,410
 *Obie Media Corp.......................        400          1,264
 Occidental Petroleum Corp..............      1,000         27,850
 OceanFirst Financial Corp..............      2,400         53,160
 *Ocwen Financial Corp..................     39,300        115,149
 *Office Depot, Inc.....................    215,300      3,812,963
 *Officemax, Inc........................     53,900        321,244
 *#Offshore Logistics, Inc..............     16,400        355,716
 *Oglebay Norton Co.....................        900          6,606
 *#Ohio Casualty Corp...................     48,700        625,065
 *Oil States International, Inc.........     16,900        216,996
 *Old Dominion Freight Lines, Inc.......        200          4,968
 Old Republic International Corp........     45,100      1,349,392
 Olin Corp..............................        448          6,760
 *Olympic Steel, Inc....................      2,500          9,863
 *Omega Protein Corp....................      2,500          9,950
 Omnicare, Inc..........................     64,800      1,399,032
 *Omnova Solutions, Inc.................     10,500         43,050
 *On Assignment, Inc....................      7,900         65,649
 Oneida, Ltd............................      2,300         25,070
 *Onyx Acceptance Corp..................        400          1,440
 *Onyx Pharmacueticals, Inc.............      5,600         38,724
 *Opinion Research Corp.................      5,300         26,898
 Opti, Inc..............................        800          1,328
 *OraPharma, Inc........................      5,700         41,667
 *Orbital Sciences Corp.................     37,100        170,660
 *Oregon Steel Mills, Inc...............      9,400         44,180
 *Orleans Homebuilders, Inc.............        600          4,668
 *Osteotech, Inc........................      4,100         23,391
 *Overland Storage, Inc.................      2,800         37,366
 Overseas Shipholding Group, Inc........      8,300        143,507
 *#Overture Services, Inc...............      3,400         93,500
 *#Owens-Illinois, Inc..................     81,700      1,282,690
 *OYO Geospace Corp.....................        900          9,248
 Paccar, Inc............................      2,550        125,141
 *Pacific Mercantile Bancorp............      1,000          6,805
 *#Pacificare Health Systems, Inc.......     15,800        423,203
 *Packeteer, Inc........................      7,100         57,368
 *Pactiv Corp...........................      1,800         37,260
 *Palm Harbor Homes, Inc................      6,800        127,534
 *PAM Transportation Services, Inc......        400          8,004
 *#PanAmSat Corp........................     85,700      1,652,725
 *Panavision, Inc.......................        600          1,950
 *Par Technology Corp...................        600          4,620
 *Paradyne Networks Corp................     10,200         18,666
 *Parallel Petroleum Corp...............      4,500         11,250
 *Parexel International Corp............      7,400         92,574
 Park Electrochemical Corp..............      3,000         64,680
 *Park Place Entertainment Corp.........    247,700      2,050,956
 *Parker Drilling Co....................     38,200         85,950
 Parker-Hannifin Corp...................      2,600        121,394
 *Park-Ohio Holdings Corp...............      2,800         11,452
 *Parlex Corp...........................      3,500         37,328
 *Pathmark Stores, Inc..................        200            781
 *Patriot Transportation Holding,
   Inc..................................        200          4,870
 *Paxar Corp............................     11,000        155,430
                                           SHARES        VALUE+
                                           ------        ------
 *PC Connection, Inc....................     24,400   $    169,580
 *PC Mall, Inc..........................      2,300          8,763
 *PC-Tel, Inc...........................      3,700         28,361
 *PDI, Inc..............................        600          5,910
 Peabody Energy Corp....................     34,900        951,025
 *Pediatrix Medical Group, Inc..........      5,100        207,162
 *Pegasus Solutions, Inc................      9,200        105,892
 *Pegasystems, Inc......................      2,300         13,398
 Pelican Financial, Inc.................        300          1,254
 *Penn Traffic Co.......................      1,400         10,206
 *Penn Treaty American Corp.............     10,100         24,341
 Penney (J.C.) Co., Inc.................    235,400      5,586,042
 Pep Boys - Manny, Moe & Jack...........     38,600        424,600
 PepsiAmericas, Inc.....................     76,700      1,168,141
 *Performance Technologies, Inc.........      1,400          5,257
 *Pericom Semiconductor Corp............      7,200         70,128
 *Perrigo Co............................      2,700         34,034
 *Perry Ellis International, Inc........        500          7,320
 *Petrocorp, Inc........................        900          8,325
 *Petroleum Development Corp............      4,900         25,088
 *PetSmart, Inc.........................     78,300      1,445,027
 PFF Bancorp, Inc.......................     15,000        513,750
 *Pharmacopeia, Inc.....................     24,600        245,754
 *Phelps Dodge Corp.....................     70,800      2,224,536
 Phillips-Van Heusen Corp...............     10,900        143,335
 *Photronics, Inc.......................     11,200        177,296
 *Piccadilly Cafeterias, Inc............      2,100          3,465
 *Pico Holdings, Inc....................      9,700        120,329
 Pier 1 Imports, Inc....................     18,600        362,886
 Pilgrims Pride Corp. Class B...........     30,700        256,652
 *Pinnacle Entertainment, Inc...........     13,300         79,667
 *Pinnacle Systems, Inc.................     21,300        300,330
 *Pinnacor, Inc.........................      7,100         10,153
 *Pioneer Natural Resources Co..........     50,700      1,250,262
 Pioneer Standard Electronics, Inc......     22,600        218,429
 Pittston Brink's Group.................     20,300        382,858
 *Pixelworks, Inc.......................     10,700         99,938
 *Plato Learning, Inc...................      1,500         11,198
 *Plexus Corp...........................     11,400        173,337
 *PLX Technology, Inc...................      2,100         11,025
 PMI Group, Inc.........................     70,200      2,287,818
 Pogo Producing Co......................     39,900      1,422,435
 *Polycom, Inc..........................     20,900        239,410
 *#PolyMedica Corp......................      5,300        152,084
 Polyone Corp...........................        100            780
 *Pomeroy Computer Resource, Inc........     10,400        131,404
 Potlatch Corp..........................     11,800        318,010
 *Power-One, Inc........................     41,500        328,265
 *PRAECIS Pharmaceuticals, Inc..........     18,600         60,264
 Precision Castparts Corp...............     35,000        860,300
 *Premier Financial Bancorp.............        400          2,830
 Presidential Life Corp.................     22,000        227,920
 *Presstek, Inc.........................     16,700         93,604
 *Previo, Inc...........................        500          1,088
 *#PRG-Schultz International, Inc.......     35,800        345,291
 *Price Communications Corp.............      4,265         60,990
 *#Pride International, Inc.............     78,700      1,100,226
 *Prime Hospitality Corp................     40,600        337,386
 *Prime Medical Services, Inc...........      3,400         28,730
 *Proassurance Corp.....................     15,200        302,480
 *Procom Technology, Inc................      2,600          1,976
 *Progenics Pharmaceuticals, Inc........      1,400         10,570

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............        400   $        810
 *Prophet 21, Inc.......................        300          4,740
 *#Protection One, Inc..................     29,400         65,562
 *Protein Design Labs, Inc..............     30,500        279,685
 *Proton Energy Systems, Inc............     13,300         42,095
 Providence & Worcester Railroad Co.....      1,500         12,285
 Provident Financial Holdings, Inc......        450         11,876
 *Providian Financial Corp..............     47,900        291,232
 *PSS World Medical, Inc................     64,000        437,120
 *PTEK Holdings, Inc....................      8,400         36,582
 Pulte Homes Inc........................     54,511      2,558,746
 *PW Eagle, Inc.........................        500          2,438
 *Quaker Fabric Corp....................      5,800         40,745
 Quanex Corp............................     12,100        370,260
 Questar Corp...........................     37,800        985,446
 *Quicklogic Corp.......................      6,600         13,497
 *Quidel Corp...........................      1,600          5,048
 *Quintiles Transnational Corp..........     66,700        783,725
 *Qwest Communications International,
   Inc..................................    183,900        890,076
 #Radian Group, Inc.....................     79,404      3,247,624
 *Radio One, Inc........................     12,500        219,438
 *RadiSys Corp..........................      7,200         68,364
 *Railamerica, Inc......................     23,700        174,669
 *Rainbow Technologies, Inc.............      6,200         53,103
 *#Ralcorp Holdings, Inc................      5,100        119,850
 *Range Resources Corp..................     20,600        109,386
 *Rawlings Sporting Goods, Inc..........      2,102         15,891
 *Raytech Corp..........................      4,000         30,800
 Raytheon Co............................    276,200      8,056,754
 *RCM Technologies, Inc.................        800          3,144
 *#RCN Corp.............................     18,600         13,485
 *RDO Equipment Co. Class A.............        400          1,700
 *#Redhook Ale Brewery, Inc.............      5,900         13,069
 *#Reebok International, Ltd............     27,200        780,368
 Regal Beloit Corp......................      6,800        140,828
 *Regent Communications, Inc............     25,500        159,375
 Regions Financial Corp.................      3,000        104,220
 *Register.Com, Inc.....................      9,900         41,778
 *Rehabilicare, Inc.....................        600          2,340
 Reinsurance Group of America, Inc......     12,400        339,760
 *Reliability, Inc......................        500            538
 Reliance Steel & Aluminum Co...........      5,300        120,310
 *Reliant Resources, Inc................        600          1,410
 *Remec, Inc............................     20,200        100,091
 *RemedyTemp, Inc.......................        400          5,788
 *Rent-Way, Inc.........................      1,900          7,543
 *Republic Bankshares, Inc..............        800         15,960
 *Republic First Bancorp, Inc...........        500          3,065
 *Res-Care, Inc.........................     10,000         45,950
 *Resonate, Inc.........................      5,500          7,948
 *ResortQuest International, Inc........      5,000         20,500
 Resource America, Inc..................     16,600        135,871
 *Respironics, Inc......................      6,200        180,234
 *Restoration Hardware, Inc.............      4,500         35,978
 *Rex Stores Corp.......................      4,250         54,528
 *RF Monolithics, Inc...................      8,100         22,923
 Richardson Electronics, Ltd............     13,800        117,921
 Riggs National Corp....................     20,200        317,241
 *Riviera Holdings Corp.................        300          1,470
 RJ Reynolds Tobacco Holdings, Inc......     43,900      1,694,540
 RLI Corp...............................      8,600        207,260
                                           SHARES        VALUE+
                                           ------        ------
 *RMH Teleservices, Inc.................      6,500   $     74,165
 Roadway Corp...........................      3,500        140,140
 Robbins & Myers, Inc...................      3,200         52,320
 *Rock of Ages Co.......................        300          1,458
 Rock-Tenn Co. Class A..................     13,800        175,260
 *Rocky Shoes & Boots, Inc..............        300          1,611
 *Rofin-Sinar Technologies, Inc.........        800          5,788
 *Rogue Wave Software, Inc..............      2,200          3,894
 Rohm & Haas Co.........................      1,000         35,390
 Rowan Companies, Inc...................    125,500      2,673,150
 RPM, Inc...............................     92,000      1,414,040
 *RSA Security, Inc.....................     24,400        155,306
 *RTI International Metals, Inc.........     18,800        215,260
 *Rush Enterprises, Inc. Class A........        500          2,050
 *Rush Enterprises, Inc. Class B........        500          2,068
 Russ Berrie & Co., Inc.................     10,100        328,957
 Russell Corp...........................     25,800        411,252
 *RWD Technologies, Inc.................      1,100          1,920
 *Ryan's Family Steak Houses, Inc.......     43,050        467,308
 Ryder System, Inc......................     83,000      1,909,000
 Ryerson Tull, Inc......................      5,400         36,990
 Ryland Group, Inc......................     11,000        412,720
 Safeco Corp............................    107,900      3,901,664
 *Safeguard Scientifics, Inc............     22,700         49,486
 Saint Paul Companies, Inc..............     36,300      1,351,812
 *Saks, Inc.............................    129,550      1,684,150
 *#Salton, Inc..........................      4,200         56,910
 *San Filippo (John B.) & Son, Inc......        400          3,690
 Sanders Morris Harris Group, Inc.......      1,100          8,525
 *Sandisk Corp..........................     23,500        651,303
 *Sangamo BioSciences, Inc..............      2,200         10,923
 *Sanmina Corp..........................      9,400         45,449
 *Saucony, Inc. Class B.................        300          2,522
 Sauer-Danfoss, Inc.....................        700          6,510
 *SBS Technologies, Inc.................      5,600         62,412
 *Schein (Henry), Inc...................     16,900        715,969
 *Schlotzskys, Inc......................      1,400          4,830
 *Schuff International, Inc.............        500            725
 Schulman (A.), Inc.....................     26,300        488,917
 Schweitzer-Maudoit International,
   Inc..................................      8,100        205,497
 Scientific-Atlanta, Inc................     11,000        149,600
 *SCM Microsystems, Inc.................      2,900         17,444
 *SCS Transportation, Inc...............     11,200         98,448
 Seaboard Corp..........................      1,100        252,450
 *Seabulk International, Inc............      2,100         10,805
 *Seachange International, Inc..........      7,500         55,575
 Seacoast Financial Services Corp.......      7,600        166,364
 *Seacor Smit, Inc......................     12,550        522,080
 *Seagate Tax Refund Escrow Shares......      2,700              0
 *#Sealed Air Corp......................     39,700      1,501,057
 *Selectica, Inc........................     31,400         83,367
 Selective Insurance Group, Inc.........     22,600        577,430
 *Seminis, Inc. Class A.................      4,400         11,396
 *SEMX Corp.............................        400            112
 *Sequa Corp. Class A...................      3,300        149,820
 *Sequa Corp. Class B...................        900         48,060
 *Service Corp. International...........    178,300        591,956
 *SFBC International, Inc...............      1,000         14,505
 *Sharper Image Corp....................      2,300         43,229
 *#Shaw Group, Inc......................     19,000        328,700
 Sherwin-Williams Co....................      3,500        100,905
 *Shiloh Industries, Inc................      4,000         10,720

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Shoe Carnival, Inc....................      3,000   $     44,625
 *Shopko Stores, Inc....................     11,900        169,575
 *Sifco Industries, Inc.................        400          1,172
 *Signal Technology Corp................      2,900         31,030
 *Silicon Storage Technology, Inc.......     32,300        226,908
 *Silicon Valley Bancshares.............     12,000        232,260
 *Sinclair Broadcast Group, Inc.
   Class A..............................     43,800        609,477
 *Sipex Corp............................      6,600         27,126
 *Sitel Corp............................     14,300         25,740
 Skyline Corp...........................      1,000         28,390
 Skywest, Inc...........................      9,500        129,343
 *#Skyworks Solutions, Inc..............     22,280        268,808
 *SL Industries, Inc....................        400          2,260
 *Smart & Final Food, Inc...............      7,800         41,106
 *Smith & Wollensky Restaurant Group,
   Inc..................................      1,500          5,888
 Smith (A.O.) Corp......................     13,400        357,110
 Smith (A.O.) Corp. Convertible
   Class A..............................      2,200         58,630
 *#Smithfield Foods, Inc................     60,100      1,139,496
 *Smurfit-Stone Container Corp..........    219,100      3,195,574
 *Sola International, Inc...............     10,100        118,170
 *Solectron Corp........................      7,000         32,340
 *Somera Communications, Inc............        500          1,495
 *Sonic Automotive, Inc.................     23,300        411,478
 *#Sonic Foundry, Inc...................        200            131
 *SonicWALL, Inc........................     41,100        166,250
 *SoundView Technology Group, Inc.......     40,400         59,994
 *Source Information Management, Inc....     11,400         66,405
 *Sourcecorp, Inc.......................      5,000         96,925
 South Financial Group, Inc.............     26,300        560,848
 South Jersey Industries, Inc...........      3,300        107,580
 *Southern Energy Homes, Inc............      2,700          4,442
 *Southern Union Co.....................     22,365        334,804
 *Southwall Technologies, Inc...........      1,300          4,030
 *Southwestern Energy Co................     11,300        124,300
 Sovereign Bancorp, Inc.................    203,300      2,809,606
 *Spanish Broadcasting System, Inc......     10,500         93,398
 *Spartan Stores, Inc...................      6,700         13,970
 *Specialty Laboratories, Inc...........      5,600         53,760
 *Spectrian Corp........................      2,200         10,857
 *Spectrum Control, Inc.................      3,500         21,543
 *SpeechWorks International, Inc........      8,500         31,960
 *Spherion Corp.........................     26,500        183,115
 *Spiegel, Inc. Class A Non-Voting......     31,500         18,113
 *Spinnaker Exploration Co..............      9,000        199,890
 *Sport Chalet, Inc.....................        500          3,413
 *Sports Authority, Inc.................     11,900        101,269
 *Sports Club Co., Inc..................      1,300          3,348
 *SportsLine.Com, Inc...................      7,200          9,072
 *SPS Technologies, Inc.................      6,000        155,400
 *SS&C Technologies, Inc................      1,100         11,237
 St. Joe Corp...........................      1,900         56,715
 *Staar Surgical Co.....................      8,200         27,060
 *Stamps.com, Inc.......................     21,200         93,386
 StanCorp Financial Group, Inc..........     19,500      1,032,915
 Standard Commercial Corp...............      1,800         29,736
 *Standard Management Corp..............        700          2,433
 *Standard Microsystems Corp............      7,300        162,389
 Standard Pacific Corp..................     14,500        369,750
 Standard Register Co...................     15,000        280,500
                                           SHARES        VALUE+
                                           ------        ------
 *StarMedia Network, Inc................        700   $          5
 State Auto Financial Corp..............     15,100        223,858
 Staten Island Bancorp, Inc.............     32,000        629,120
 *Steel Dynamics, Inc...................     28,600        408,980
 Steelcase, Inc. Class A................      6,200         66,402
 *Stein Mart, Inc.......................     10,400         67,288
 *Steinway Musical Instruments, Inc.....        600         10,350
 *Stellent, Inc.........................     11,700         61,542
 Stepan Co..............................      1,100         28,105
 *Sterling Financial Corp...............      9,306        179,327
 Stewart & Stevenson Services, Inc......      2,100         23,499
 *Stewart Enterprises, Inc..............     60,300        317,178
 *Stewart Information Services Corp.....     12,000        248,400
 *Stillwater Mining Co..................     22,100        124,865
 *#Stone Energy Corp....................     12,300        370,845
 *Stoneridge, Inc.......................     10,900        107,147
 *Storage Technology Corp...............     50,100      1,106,709
 *Stratasys, Inc........................        400          3,304
 *Strategic Distribution, Inc...........        200          2,420
 *Stratos Lightwave, Inc................         60            431
 *Stratus Properties, Inc...............        500          4,130
 Stride Rite Corp.......................     29,589        248,548
 *Suburban Lodges of America, Inc.
   Escrow Shares........................        900              0
 *Summit America Television, Inc........      8,000         18,760
 *Sun Microsystems, Inc.................     79,000        339,305
 Sunoco, Inc............................     29,300        867,280
 *#Sunrise Assisted Living, Inc.........     10,100        283,103
 *Sunrise Telecom, Inc..................     13,300         30,590
 *Superior Consultant Holdings Corp.....      1,400          3,906
 Supervalu, Inc.........................     58,500      1,051,830
 Susquehanna Bancshares, Inc............     10,400        219,908
 *Swift Energy Corp.....................     25,900        239,834
 *Swift Transportation, Inc.............      6,120        114,903
 *Switchboard, Inc......................      4,800         14,208
 *Sycamore Networks, Inc................    119,400        371,334
 *Sykes Enterprises, Inc................     12,700         38,418
 *Sylvan Learning Systems, Inc..........     32,000        582,560
 Symbol Technologies, Inc...............      1,550         15,950
 *Symmetricom, Inc......................      9,741         35,603
 *Syms Corp.............................      1,100          8,316
 *Systems & Computer Technology Corp....     13,900        139,765
 *Tarrant Apparel Group.................      1,100          4,587
 TB Woods Corp..........................        900          6,413
 *TBA Entertainment Corp................        500            840
 *TBC Corp..............................      9,400        112,095
 *TeamStaff, Inc........................      7,900         23,779
 *Tech Data Corp........................     25,700        787,577
 *TechTeam Global, Inc..................      2,200         16,203
 Tecumseh Products Co. Class A..........      2,600        123,643
 Telephone & Data Systems, Inc..........     18,100        991,880
 *Tellabs, Inc..........................    197,000      1,745,420
 *Telular Corp..........................      3,400         13,107
 Temple-Inland, Inc.....................      5,000        245,250
 *Tenet Healthcare Corp.................     75,750      1,397,588
 *Tenneco Automotive, Inc...............     17,480         72,018
 *Terayon Communication Systems, Inc....     27,300         65,520
 *Terex Corp............................     22,300        275,628
 *Terra Industries, Inc.................     78,000        154,440
 *Tetra Tech, Inc.......................     18,600        230,733

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Tetra Technologies, Inc...............      5,600   $    118,440
 Texas Industries, Inc..................     23,200        573,040
 *Theragenics Corp......................     11,500         60,605
 *Thermo-Electron Corp..................     48,545        950,997
 *TheStreet.com, Inc....................      6,700         23,048
 *Third Wave Technologies...............     16,800         40,908
 *Thomas & Betts Corp...................     73,600      1,376,320
 Thomas Industries, Inc.................        900         24,624
 *Thoratec Corp.........................     49,800        429,774
 *Three-Five Systems, Inc...............      4,200         29,820
 *TIBCO Software, Inc...................     65,000        479,050
 Tidewater, Inc.........................      9,800        303,114
 *Tier Technologies, Inc. Class B.......      4,500         68,513
 Timken Co..............................     35,900        712,615
 Titan International, Inc...............      1,200          1,932
 *Titan Pharmaceuticals, Inc............      2,600          6,890
 *#Titanium Metals Corp.................      8,200         11,480
 *TMP Worldwide, Inc....................     45,200        661,728
 *Todd Shipyards Corp...................        700         10,430
 *Toll Brothers, Inc....................     34,400        721,368
 *Tollgrade Communications, Inc.........      3,400         45,696
 Torchmark Corp.........................     38,500      1,429,890
 *Toreador Resources Corp...............        500          1,388
 *Tower Automotive, Inc.................     21,900        123,735
 *Toys R Us, Inc........................    147,400      2,006,114
 *Traffix, Inc..........................     18,100         52,400
 *Trammell Crow Co......................     31,200        284,544
 *Trans World Entertainment Corp........     23,500        100,345
 *Transgenomic, Inc.....................      2,100          6,447
 *Transkaryotic Therapies, Inc..........      9,400         90,146
 *Transmontaigne Oil Co.................     11,700         50,310
 *Transport Corp. of America............        500          2,648
 *Transpro, Inc.........................        500          3,145
 Tredegar Industries, Inc...............     16,100        229,425
 Trenwick Group, Ltd....................     11,800         18,526
 *Triad Guaranty, Inc...................      5,600        224,308
 *Triad Hospitals, Inc..................     30,562        921,444
 Tribune Co.............................     26,500      1,213,700
 *Trico Marine Services, Inc............      3,300         11,237
 *Trident Microsystems, Inc.............      3,200         13,216
 #Trinity Industries, Inc...............     24,800        484,344
 *Triquint Semiconductor, Inc...........     45,200        277,302
 *Triumph Group.........................      5,600        156,520
 *TriZetto Group, Inc...................     34,100        218,922
 *Trover Solutions, Inc.................      2,800         13,734
 TRW, Inc...............................    111,000      5,737,590
 *TTM Technologies, Inc.................     10,900         34,281
 *Tufco Technologies, Inc...............        300          1,221
 *Turnstone Systems, Inc................     29,100         84,827
 *Tweeter Home Entertainment Group,
   Inc..................................     11,000        120,835
 Tyco International, Ltd................      9,732        173,619
 *Tyler Technologies, Inc...............     11,900         52,955
 Tyson Foods, Inc. Class A..............    111,530      1,316,054
 *U.S. Concrete, Inc....................     11,700         67,100
 *UICI..................................     45,600        583,224
 *Ulticom, Inc..........................     17,300        130,269
 *Ultimate Electronics, Inc.............      3,600         69,336
 *Ultrak, Inc...........................        700            882
 *Ultratech Stepper, Inc................      3,000         34,710
 UMB Financial Corp.....................      9,870        393,566
 *Unifi, Inc............................     36,000        205,200
                                           SHARES        VALUE+
                                           ------        ------
 Unifirst Corp..........................      2,400   $     46,920
 *Uni-Marts, Inc........................        500            650
 *Union Acceptance Corp. Class A........        300             72
 Union Pacific Corp.....................    173,900     10,068,810
 Union Planters Corp....................      3,000         88,500
 Unionbancal Corp.......................      1,000         43,570
 *Uniroyal Technology Corp..............      1,600             88
 *#Unisys Corp..........................    169,200      1,895,040
 *Unit Corp.............................     15,400        275,044
 *United Auto Group, Inc................     14,900        201,299
 United Community Financial Corp........     34,000        303,790
 *#United Online, Inc...................     15,800        252,721
 *United Rentals, Inc...................     56,000        542,640
 *United Retail Group, Inc..............      1,000          4,775
 *United States Cellular Corp...........     32,800        967,600
 United States Steel Corp...............     40,200        582,096
 *United Therapeutics Corp..............      7,700        132,325
 Unitrin, Inc...........................      3,300        101,805
 *Unity Bancorp, Inc....................      1,400         11,795
 *Universal American Financial Corp.....     44,200        298,792
 *Universal Compression Holdings, Inc...     10,800        194,400
 Universal Corp.........................      8,000        283,200
 Universal Forest Products, Inc.........     10,600        228,059
 *Universal Stainless & Alloy Products,
   Inc..................................      2,500         14,750
 *Unova, Inc............................     28,900        156,060
 UnumProvident Corp.....................     72,900      1,242,945
 *URS Corp..............................     11,800        245,322
 *US Liquids, Inc.......................      2,700          1,377
 *US Oncology, Inc......................     82,300        710,661
 *US Xpress Enterprises, Inc. Class A..         800          7,596
 *#USA Networks, Inc....................      3,000         83,415
 *USA Truck, Inc........................      2,100         15,383
 Usec, Inc..............................     74,000        495,800
 *Vail Resorts, Inc.....................     19,900        362,180
 Valero Energy Corp.....................     22,600        722,522
 Valhi, Inc.............................     19,800        194,040
 *Valpey Fisher Corp....................        300            840
 *Value City Department Stores, Inc.....      3,000          9,630
 *ValueClick, Inc.......................     26,600         74,613
 *Valuevision Media, Inc. Class A.......      9,800        153,174
 *Vans, Inc.............................      5,200         30,940
 *Varco International, Inc..............      4,500         73,620
 *Variagenics, Inc......................        100            138
 *Variflex, Inc.........................        300          1,010
 *Vastera, Inc..........................      9,800         57,477
 *Veeco Instruments, Inc................     10,200        142,545
 *VeriSign, Inc.........................     87,300        917,960
 *Veritas DGC, Inc......................     12,500         92,375
 *Veritas Software Co...................          1             18
 *Verity, Inc...........................     14,700        204,477
 *Viacom, Inc. Class A..................     85,800      4,032,600
 *Viacom, Inc. Class B..................    764,900     35,957,949
 *Viasat, Inc...........................     11,300        134,753
 *Viasys Healthcare, Inc................      3,717         59,472
 *Vical, Inc............................      3,700         14,153
 *Vicon Industries, Inc.................        300          1,155
 *Vicor Corp............................      8,700         72,863
 *Video Display Corp....................        300          1,998
 Vintage Petroleum, Inc.................      6,100         57,340
 *Vishay Intertechnology, Inc...........     78,711      1,112,186
 *Volt Information Sciences, Inc........      6,900        120,060

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Vyyo, Inc.............................      1,400   $      3,780
 *Wabash National Corp..................        500          3,950
 Wachovia Corp..........................      6,232        219,055
 Wallace Computer Services, Inc.........     29,000        543,750
 Walter Industries, Inc.................      7,140         74,613
 *Waste Connections, Inc................      9,700        361,907
 *Waste Industries USA, Inc.............     14,600        111,252
 *WatchGuard Technologoes, Inc..........     15,700        102,600
 Watsco, Inc. Class A...................     17,700        282,315
 *Watson Pharmaceuticals, Inc...........     58,200      1,745,418
 Watts Industries, Inc. Class A.........      8,800        138,864
 Wausau-Mosinee Paper Corp..............     29,200        337,552
 *WebMD Corp............................    169,600      1,450,928
 Wellman, Inc...........................      2,700         32,400
 Werner Enterprises, Inc................     34,666        765,599
 Wesco Financial Corp...................      1,110        335,220
 *West Marine, Inc......................      8,100        129,641
 *Westcoast Hospitality Corp............        900          4,856
 Westcorp, Inc..........................     13,320        274,525
 *Westport Resources Corp...............     18,231        374,100
 Weyerhaeuser Co........................     70,200      3,692,520
 *WFS Financial, Inc....................      9,100        191,419
 *Whitehall Jewelers, Inc...............      1,000         11,100
 Whitney Holdings Corp..................      5,850        197,028
 *#Wickes, Inc..........................        400            244
 *William Lyon Homes, Inc...............     11,500        261,625
 *Williams Industries, Inc..............        300          1,113
 *Willis Lease Finance Corp.............        600          3,525
 *Wilshire Oil Co. of Texas.............        600          1,986
 *Wilsons The Leather Experts, Inc......     13,300         96,159
 *Wind River Systems, Inc...............     21,700        131,068
 Wintrust Financial Corp................        800         24,184
 *#Wire One Technologies, Inc...........      2,400          7,152
 *Wireless Facilities, Inc..............     17,600        125,224
 *Wiser Oil Co..........................      2,700          6,480
 *WMS Industries, Inc...................      9,100        159,705
 *Wolverine Tube, Inc...................     11,400         65,550
 Woodward Governor Co...................      4,800        205,032
 *Workflow Management, Inc..............      3,500          7,823
 *World Acceptance Corp.................      3,200         22,368
 *WorldQuest Networks, Inc..............      1,700          3,655
 *Worldwide Restaurant Concepts, Inc....      7,100         15,975
 Worthington Industries, Inc............     73,800      1,300,356
 *Xanser Corp...........................      8,200         13,530
 *#Xerox Corp...........................    158,800      1,384,736
                                           SHARES        VALUE+
                                           ------        ------
 *Xeta Corp.............................      1,200   $      4,470
 *#XM Satellite Radio Holdings, Inc.....     11,300         28,420
 *Yellow Corp...........................     22,400        665,504
 York International Corp................        900         22,572
 *Zale Corp.............................     19,200        685,440
 *#Zapata Corp..........................        200          5,918
 Zenith National Insurance Corp.........      6,300        148,365
 *#ZixIt Corp...........................      3,300         13,002
 *Zoltek Companies, Inc.................      5,600         16,324
 *Zomax, Inc............................      8,600         37,195
 *#Zonagen, Inc.........................        900          1,022
 *Zoran Corp............................      8,500        182,963
 *Zygo Corp.............................      4,400         34,584
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $626,895,742)...................               663,475,110
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................      1,687          6,495
 *Orbital Science Corp. Warrants
   08/31/04.............................        213            309
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,938)........................                     6,804
                                                      ------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,929,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $15,060,731) to be
   repurchased at $14,839,496
   (Cost $14,838,000)...................  $  14,838     14,838,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $641,777,680)++.................              $678,319,914
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $642,366,861.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value........................................  $678,320
Collateral for Securities Loaned............................    26,036
Receivables:
  Dividends and Interest....................................       687
  Investment Securities Sold................................        57
  Fund Shares Sold..........................................     1,146
  Securities Lending........................................         5
                                                              --------
    Total Assets............................................   706,251
                                                              --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................    26,036
  Investment Securities Purchased...........................     5,704
  Due to Advisor............................................       109
Accrued Expenses and Other Liabilities......................        44
                                                              --------
    Total Liabilities.......................................    31,893
                                                              --------
NET ASSETS..................................................  $674,358
                                                              ========
Investments at Cost.........................................  $641,778
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $   6,084
  Interest..................................................               205
  Income from Securities Lending............................               127
                                                                     ---------
        Total Investment Income.............................             6,416
                                                                     ---------
EXPENSES
  Investment Advisory Services..............................             1,486
  Accounting & Transfer Agent Fees..........................               267
  Custodian Fees............................................                71
  Legal Fees................................................                 9
  Audit Fees................................................                11
  Shareholders' Reports.....................................                17
  Trustees' Fees and Expenses...............................                 6
  Other.....................................................                11
                                                                     ---------
        Total Expenses......................................             1,878
                                                                     ---------
  NET INVESTMENT INCOME (LOSS)..............................             4,538
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (170,174)
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           (13,746)
                                                                     ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          (183,920)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS..................................................         $(179,382)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2002            2001
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   4,538        $  6,367
  Net Realized Gain (Loss) on Investment Securities Sold....          (170,174)        (20,994)
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           (13,746)         29,797
                                                                     ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................          (179,382)         15,170
                                                                     ---------        --------
Transactions in Interest:
  Contributions.............................................           328,346         402,901
  Withdrawals...............................................          (165,401)        (41,297)
                                                                     ---------        --------
        Net Increase (Decrease) from Transactions in
        Interest............................................           162,945         361,604
                                                                     ---------        --------
        Total Increase (Decrease)...........................           (16,437)        376,774
NET ASSETS
  Beginning of Period.......................................           690,795         314,021
                                                                     ---------        --------
  End of Period.............................................         $ 674,358        $690,795
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                    TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR         YEAR         YEAR       DEC. 14,
                                   ENDED        ENDED        ENDED       1998 TO
                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999
                                -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................        N/A          N/A          N/A          N/A
                                 --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)....................         --           --           --           --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............         --           --           --           --
                                 --------     --------     --------     --------
Total from Investment
  Operations..................         --           --           --           --
                                 --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.......         --           --           --           --
  Net Realized Gains..........         --           --           --           --
                                 --------     --------     --------     --------
Total Distributions...........        N/A          N/A          N/A          N/A
                                 --------     --------     --------     --------
Net Asset Value, End of
  Period......................        N/A          N/A          N/A          N/A
                                 ========     ========     ========     ========
Total Return..................     (20.25)%       8.30%        3.07%        4.87%#

Net Assets, End of Period
  (thousands).................   $674,358     $690,795     $314,021     $126,004
Ratio of Expenses to Average
  Net Assets..................       0.25%        0.25%        0.26%        0.29%*
Ratio of Net Investment Income
  to Average Net Assets.......       0.61%        1.17%        1.98%        1.66%*
Portfolio Turnover Rate.......         15%          11%          39%          10%*

--------------

*    Annualized
#    Non-annualized
N/A Not applicable as the Tax-Managed U.S. Marketwide Value Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $3,246.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases....................................  $ 275,283
Sales........................................    109,459

E. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation................  $ 113,272
Gross Unrealized Depreciation................    (77,319)
                                               ---------
    Net......................................  $  35,953
                                               =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings by the Series under the line of credit were as follows:

  WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
   AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
  2.20%         $2,270,545          11     $1,524     $4,004,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2002.

G. SECURITIES LENDING:

    As of November 30, 2002, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements are repurchased.

    As of November 30, 2002, the interest rate on the pooled cash account earned by the Series was 1.30%. The repurchase agreements with JPMorgan Securities and UBS Warburg comprising the pooled cash account bear interest at 1.30% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/ dealers, the value of the cash collateral received from such broker/dealers, the cost/value of the Series' pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                  MARKET                      COST/VALUE OF
                                 VALUE OF       VALUE OF         POOLED      VALUE OF COLLATERAL
                                SECURITIES   COLLATERAL AND   CASH ACCOUNT     FROM REPURCHASE
                                  ON LOAN    INDEMNIFICATION   INVESTMENT        AGREEMENTS
                                -----------  ---------------  -------------  -------------------
The Tax-Managed U.S.
  Marketwide Value Series.....  $25,447,860    $26,035,633     $26,035,633       $26,670,246

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.
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(1)  Each officer holds office for an indefinite term at the pleasure of the
     Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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